UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices)   (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders. (a) The Registrant’s Annual Tailored Shareholder Reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

GCPAX

Gateway Equity Call Premium Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$99	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Equity Call Premium Fund (the Fund) invests in a diversified US equity portfolio to track the S&P 500® Index and writes index call options against its full equity value. Over time, the Fund seeks total return with less risk than U.S. equity markets. Steady cash flow from index call option writing is important to the Fund’s return. The Fund’s written index call options often resemble characteristics to the single index call options present in the Cboe S&P 500 BuyWrite Index (the “BXM℠”). Unlike the passive BXM℠, the Fund uses an active strategy, diversifying expiration dates and strike prices across a portfolio of index call options.

Top Contributors to Performance

•The Fund's equity portfolio added to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the Fund’s index call option portfolio with a focus on weighted-average strike price and time to expiration. Adjustments were made to monetize heightened volatility levels and enhance cash flow while maintaining typical market exposure and risk. The Fund’s diversified and active index option writing approach generated risk-reducing cash flow, mitigating losses during market declines and supporting participation during advances.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	S&P 500® Index	Cboe S&P 500 BuyWrite Index
12/2015	$9,428	$10,000	$10,000
01/2016	$9,059	$9,504	$9,575
02/2016	$9,068	$9,491	$9,734
03/2016	$9,333	$10,135	$9,925
04/2016	$9,398	$10,174	$9,969
05/2016	$9,573	$10,357	$10,126
06/2016	$9,605	$10,384	$10,243
07/2016	$9,754	$10,766	$10,325
08/2016	$9,819	$10,782	$10,423
09/2016	$9,887	$10,784	$10,431
10/2016	$9,840	$10,587	$10,454
11/2016	$10,063	$10,979	$10,695
12/2016	$10,143	$11,196	$10,707
01/2017	$10,264	$11,408	$10,944
02/2017	$10,431	$11,861	$11,096
03/2017	$10,472	$11,875	$11,136
04/2017	$10,566	$11,997	$11,238
05/2017	$10,650	$12,166	$11,438
06/2017	$10,721	$12,242	$11,479
07/2017	$10,833	$12,494	$11,630
08/2017	$10,899	$12,532	$11,663
09/2017	$11,043	$12,790	$11,770
10/2017	$11,137	$13,089	$11,839
11/2017	$11,268	$13,490	$12,020
12/2017	$11,339	$13,640	$12,099
01/2018	$11,452	$14,421	$12,214
02/2018	$11,161	$13,890	$12,041
03/2018	$10,962	$13,537	$11,910
04/2018	$11,084	$13,589	$12,068
05/2018	$11,291	$13,916	$12,321
06/2018	$11,323	$14,002	$12,314
07/2018	$11,625	$14,523	$12,674
08/2018	$11,775	$14,996	$12,915
09/2018	$11,871	$15,081	$12,919
10/2018	$11,258	$14,050	$12,214
11/2018	$11,409	$14,337	$12,488
12/2018	$10,705	$13,042	$11,522
01/2019	$11,121	$14,087	$11,917
02/2019	$11,310	$14,540	$12,088
03/2019	$11,445	$14,822	$12,302
04/2019	$11,653	$15,422	$12,494
05/2019	$11,217	$14,442	$12,093
06/2019	$11,686	$15,460	$12,705
07/2019	$11,810	$15,682	$12,839
08/2019	$11,686	$15,434	$12,693
09/2019	$11,871	$15,723	$12,776
10/2019	$12,109	$16,063	$13,039
11/2019	$12,290	$16,646	$13,208
12/2019	$12,467	$17,149	$13,329
01/2020	$12,439	$17,142	$13,178
02/2020	$11,494	$15,731	$12,183
03/2020	$10,477	$13,788	$10,367
04/2020	$11,204	$15,555	$10,848
05/2020	$11,519	$16,296	$11,329
06/2020	$11,697	$16,620	$11,315
07/2020	$12,147	$17,558	$11,751
08/2020	$12,578	$18,820	$12,055
09/2020	$12,365	$18,105	$12,053
10/2020	$12,202	$17,623	$11,614
11/2020	$13,152	$19,552	$12,736
12/2020	$13,473	$20,304	$12,962
01/2021	$13,357	$20,099	$12,976
02/2021	$13,665	$20,653	$13,111
03/2021	$14,224	$21,558	$13,705
04/2021	$14,531	$22,708	$13,817
05/2021	$14,714	$22,867	$14,084
06/2021	$14,991	$23,401	$14,401
07/2021	$15,135	$23,956	$14,473
08/2021	$15,472	$24,685	$14,852
09/2021	$15,052	$23,537	$14,596
10/2021	$15,736	$25,186	$15,277
11/2021	$15,621	$25,011	$15,049
12/2021	$16,059	$26,132	$15,616
01/2022	$15,539	$24,780	$15,227
02/2022	$15,144	$24,038	$15,123
03/2022	$15,481	$24,931	$15,744
04/2022	$14,574	$22,757	$15,001
05/2022	$14,593	$22,798	$14,440
06/2022	$13,862	$20,916	$14,024
07/2022	$14,587	$22,845	$14,570
08/2022	$14,143	$21,913	$13,871
09/2022	$13,161	$19,895	$12,960
10/2022	$13,965	$21,506	$13,755
11/2022	$14,566	$22,708	$14,022
12/2022	$14,169	$21,399	$13,841
01/2023	$14,723	$22,744	$14,420
02/2023	$14,625	$22,189	$14,397
03/2023	$15,006	$23,004	$14,664
04/2023	$15,268	$23,363	$14,833
05/2023	$15,424	$23,464	$14,975
06/2023	$15,918	$25,015	$15,290
07/2023	$16,200	$25,818	$15,509
08/2023	$16,181	$25,407	$15,263
09/2023	$15,708	$24,196	$14,855
10/2023	$15,494	$23,687	$14,754
11/2023	$16,255	$25,850	$15,181
12/2023	$16,628	$27,025	$15,477
01/2024	$16,843	$27,479	$15,751
02/2024	$17,390	$28,946	$16,055
03/2024	$17,683	$29,878	$16,408
04/2024	$17,282	$28,657	$16,186
05/2024	$17,938	$30,078	$16,363
06/2024	$18,303	$31,157	$16,652
07/2024	$18,499	$31,537	$16,841
08/2024	$18,812	$32,302	$17,332
09/2024	$19,058	$32,992	$17,575
10/2024	$19,048	$32,692	$17,487
11/2024	$19,814	$34,611	$18,187
12/2024	$19,517	$33,786	$18,591
01/2025	$19,959	$34,727	$19,000
02/2025	$19,782	$34,274	$18,895
03/2025	$18,965	$32,343	$18,016
04/2025	$18,640	$32,124	$17,723
05/2025	$19,270	$34,146	$17,883
06/2025	$19,882	$35,882	$18,358
07/2025	$20,296	$36,687	$18,491
08/2025	$20,631	$37,431	$18,671
09/2025	$21,120	$38,797	$19,007
10/2025	$21,574	$39,706	$19,494
11/2025	$21,820	$39,803	$19,920
12/2025	$22,036	$39,827	$20,248

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 9/30/14
Class A at NAV	12.91%	10.34%	8.86%	8.20%
Class A with 5.75% MSCFootnote Reference1	6.42%	9.04%	8.22%	7.64%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Cboe S&P 500 BuyWrite Index	8.91%	9.33%	7.31%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$301,301,189
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	276
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,230,168

What did the Fund invest in? (% of Net Assets)

Industry Summary

Semiconductors & Semiconductor Equipment
14.0%
Software
10.3%
Interactive Media & Services
8.2%
Technology Hardware, Storage & Peripherals
7.2%
Financial Services
4.1%
Broadline Retail
4.0%
Banks
3.7%
Pharmaceuticals
3.3%
Capital Markets
3.3%
Other investments less than 3% of net assets*
41.9%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Capital Markets	3.3%
Pharmaceuticals	3.3%
Banks	3.7%
Broadline Retail	4.0%
Financial Services	4.1%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	8.2%
Software	10.3%
Semiconductors & Semiconductor Equipment	14.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.5%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.8%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

GCPAX

Gateway Equity Call Premium Fund

Annual Shareholder Report

December 31, 2025

TGECP99A-1225

Class C

GCPCX

Gateway Equity Call Premium Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$178	1.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Equity Call Premium Fund (the Fund) invests in a diversified US equity portfolio to track the S&P 500® Index and writes index call options against its full equity value. Over time, the Fund seeks total return with less risk than U.S. equity markets. Steady cash flow from index call option writing is important to the Fund’s return. The Fund’s written index call options often resemble characteristics to the single index call options present in the Cboe S&P 500 BuyWrite Index (the “BXM℠”). Unlike the passive BXM℠, the Fund uses an active strategy, diversifying expiration dates and strike prices across a portfolio of index call options.

Top Contributors to Performance

•The Fund's equity portfolio added to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the Fund’s index call option portfolio with a focus on weighted-average strike price and time to expiration. Adjustments were made to monetize heightened volatility levels and enhance cash flow while maintaining typical market exposure and risk. The Fund’s diversified and active index option writing approach generated risk-reducing cash flow, mitigating losses during market declines and supporting participation during advances.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	S&P 500® Index	Cboe S&P 500 BuyWrite Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,609	$9,504	$9,575
02/2016	$9,618	$9,491	$9,734
03/2016	$9,882	$10,135	$9,925
04/2016	$9,951	$10,174	$9,969
05/2016	$10,127	$10,357	$10,126
06/2016	$10,161	$10,384	$10,243
07/2016	$10,308	$10,766	$10,325
08/2016	$10,367	$10,782	$10,423
09/2016	$10,424	$10,784	$10,431
10/2016	$10,375	$10,587	$10,454
11/2016	$10,601	$10,979	$10,695
12/2016	$10,685	$11,196	$10,707
01/2017	$10,812	$11,408	$10,944
02/2017	$10,970	$11,861	$11,096
03/2017	$11,003	$11,875	$11,136
04/2017	$11,102	$11,997	$11,238
05/2017	$11,180	$12,166	$11,438
06/2017	$11,252	$12,242	$11,479
07/2017	$11,360	$12,494	$11,630
08/2017	$11,429	$12,532	$11,663
09/2017	$11,570	$12,790	$11,770
10/2017	$11,658	$13,089	$11,839
11/2017	$11,796	$13,490	$12,020
12/2017	$11,855	$13,640	$12,099
01/2018	$11,973	$14,421	$12,214
02/2018	$11,658	$13,890	$12,041
03/2018	$11,435	$13,537	$11,910
04/2018	$11,562	$13,589	$12,068
05/2018	$11,769	$13,916	$12,321
06/2018	$11,801	$14,002	$12,314
07/2018	$12,107	$14,523	$12,674
08/2018	$12,254	$14,996	$12,915
09/2018	$12,346	$15,081	$12,919
10/2018	$11,696	$14,050	$12,214
11/2018	$11,853	$14,337	$12,488
12/2018	$11,115	$13,042	$11,522
01/2019	$11,538	$14,087	$11,917
02/2019	$11,725	$14,540	$12,088
03/2019	$11,856	$14,822	$12,302
04/2019	$12,063	$15,422	$12,494
05/2019	$11,610	$14,442	$12,093
06/2019	$12,083	$15,460	$12,705
07/2019	$12,201	$15,682	$12,839
08/2019	$12,063	$15,434	$12,693
09/2019	$12,251	$15,723	$12,776
10/2019	$12,488	$16,063	$13,039
11/2019	$12,675	$16,646	$13,208
12/2019	$12,843	$17,149	$13,329
01/2020	$12,803	$17,142	$13,178
02/2020	$11,828	$15,731	$12,183
03/2020	$10,766	$13,788	$10,367
04/2020	$11,506	$15,555	$10,848
05/2020	$11,831	$16,296	$11,329
06/2020	$12,005	$16,620	$11,315
07/2020	$12,459	$17,558	$11,751
08/2020	$12,893	$18,820	$12,055
09/2020	$12,666	$18,105	$12,053
10/2020	$12,488	$17,623	$11,614
11/2020	$13,455	$19,552	$12,736
12/2020	$13,771	$20,304	$12,962
01/2021	$13,642	$20,099	$12,976
02/2021	$13,958	$20,653	$13,111
03/2021	$14,512	$21,558	$13,705
04/2021	$14,818	$22,708	$13,817
05/2021	$15,005	$22,867	$14,084
06/2021	$15,272	$23,401	$14,401
07/2021	$15,410	$23,956	$14,473
08/2021	$15,735	$24,685	$14,852
09/2021	$15,301	$23,537	$14,596
10/2021	$15,992	$25,186	$15,277
11/2021	$15,864	$25,011	$15,049
12/2021	$16,288	$26,132	$15,616
01/2022	$15,755	$24,780	$15,227
02/2022	$15,351	$24,038	$15,123
03/2022	$15,686	$24,931	$15,744
04/2022	$14,759	$22,757	$15,001
05/2022	$14,759	$22,798	$14,440
06/2022	$14,009	$20,916	$14,024
07/2022	$14,739	$22,845	$14,570
08/2022	$14,275	$21,913	$13,871
09/2022	$13,279	$19,895	$12,960
10/2022	$14,088	$21,506	$13,755
11/2022	$14,680	$22,708	$14,022
12/2022	$14,274	$21,399	$13,841
01/2023	$14,817	$22,744	$14,420
02/2023	$14,709	$22,189	$14,397
03/2023	$15,080	$23,004	$14,664
04/2023	$15,337	$23,363	$14,833
05/2023	$15,495	$23,464	$14,975
06/2023	$15,979	$25,015	$15,290
07/2023	$16,245	$25,818	$15,509
08/2023	$16,216	$25,407	$15,263
09/2023	$15,732	$24,196	$14,855
10/2023	$15,505	$23,687	$14,754
11/2023	$16,255	$25,850	$15,181
12/2023	$16,621	$27,025	$15,477
01/2024	$16,835	$27,479	$15,751
02/2024	$17,382	$28,946	$16,055
03/2024	$17,675	$29,878	$16,408
04/2024	$17,274	$28,657	$16,186
05/2024	$17,930	$30,078	$16,363
06/2024	$18,295	$31,157	$16,652
07/2024	$18,491	$31,537	$16,841
08/2024	$18,804	$32,302	$17,332
09/2024	$19,050	$32,992	$17,575
10/2024	$19,040	$32,692	$17,487
11/2024	$19,805	$34,611	$18,187
12/2024	$19,508	$33,786	$18,591
01/2025	$19,950	$34,727	$19,000
02/2025	$19,774	$34,274	$18,895
03/2025	$18,957	$32,343	$18,016
04/2025	$18,632	$32,124	$17,723
05/2025	$19,262	$34,146	$17,883
06/2025	$19,874	$35,882	$18,358
07/2025	$20,287	$36,687	$18,491
08/2025	$20,622	$37,431	$18,671
09/2025	$21,111	$38,797	$19,007
10/2025	$21,564	$39,706	$19,494
11/2025	$21,811	$39,803	$19,920
12/2025	$22,026	$39,827	$20,248

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 9/30/14
Class C at NAV	12.09%	9.52%	8.22%	7.64%
Class C with 1.00% CDSCFootnote Reference1	11.09%	9.52%	8.22%	7.64%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Cboe S&P 500 BuyWrite Index	8.91%	9.33%	7.31%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$301,301,189
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	276
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,230,168

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Capital Markets	3.3%
Pharmaceuticals	3.3%
Banks	3.7%
Broadline Retail	4.0%
Financial Services	4.1%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	8.2%
Software	10.3%
Semiconductors & Semiconductor Equipment	14.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.5%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.8%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

GCPCX

Gateway Equity Call Premium Fund

Annual Shareholder Report

December 31, 2025

TGECP99C-1225

Class N

GCPNX

Gateway Equity Call Premium Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$67	0.63%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Equity Call Premium Fund (the Fund) invests in a diversified US equity portfolio to track the S&P 500® Index and writes index call options against its full equity value. Over time, the Fund seeks total return with less risk than U.S. equity markets. Steady cash flow from index call option writing is important to the Fund’s return. The Fund’s written index call options often resemble characteristics to the single index call options present in the Cboe S&P 500 BuyWrite Index (the “BXM℠”). Unlike the passive BXM℠, the Fund uses an active strategy, diversifying expiration dates and strike prices across a portfolio of index call options.

Top Contributors to Performance

•The Fund's equity portfolio added to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the Fund’s index call option portfolio with a focus on weighted-average strike price and time to expiration. Adjustments were made to monetize heightened volatility levels and enhance cash flow while maintaining typical market exposure and risk. The Fund’s diversified and active index option writing approach generated risk-reducing cash flow, mitigating losses during market declines and supporting participation during advances.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index	Cboe S&P 500 BuyWrite Index
05/2017	$10,000	$10,000	$10,000
05/2017	$10,071	$10,123	$10,171
06/2017	$10,144	$10,186	$10,207
07/2017	$10,250	$10,396	$10,342
08/2017	$10,321	$10,428	$10,370
09/2017	$10,456	$10,643	$10,466
10/2017	$10,554	$10,891	$10,527
11/2017	$10,678	$11,225	$10,688
12/2017	$10,750	$11,350	$10,758
01/2018	$10,857	$12,000	$10,860
02/2018	$10,581	$11,557	$10,706
03/2018	$10,394	$11,264	$10,590
04/2018	$10,510	$11,307	$10,731
05/2018	$10,715	$11,579	$10,956
06/2018	$10,754	$11,651	$10,949
07/2018	$11,032	$12,084	$11,270
08/2018	$11,184	$12,478	$11,484
09/2018	$11,278	$12,549	$11,487
10/2018	$10,695	$11,691	$10,860
11/2018	$10,838	$11,929	$11,104
12/2018	$10,178	$10,852	$10,245
01/2019	$10,574	$11,722	$10,597
02/2019	$10,753	$12,098	$10,749
03/2019	$10,880	$12,333	$10,938
04/2019	$11,079	$12,833	$11,110
05/2019	$10,673	$12,017	$10,753
06/2019	$11,119	$12,864	$11,297
07/2019	$11,245	$13,049	$11,416
08/2019	$11,119	$12,842	$11,287
09/2019	$11,303	$13,083	$11,360
10/2019	$11,530	$13,366	$11,594
11/2019	$11,711	$13,851	$11,744
12/2019	$11,881	$14,269	$11,852
01/2020	$11,853	$14,264	$11,718
02/2020	$10,953	$13,090	$10,833
03/2020	$9,991	$11,473	$9,218
04/2020	$10,685	$12,944	$9,646
05/2020	$10,986	$13,560	$10,073
06/2020	$11,156	$13,830	$10,061
07/2020	$11,586	$14,609	$10,448
08/2020	$12,007	$15,660	$10,719
09/2020	$11,804	$15,065	$10,717
10/2020	$11,658	$14,664	$10,327
11/2020	$12,566	$16,269	$11,324
12/2020	$12,874	$16,895	$11,525
01/2021	$12,764	$16,724	$11,538
02/2021	$13,067	$17,185	$11,658
03/2021	$13,603	$17,938	$12,186
04/2021	$13,897	$18,895	$12,286
05/2021	$14,081	$19,027	$12,524
06/2021	$14,348	$19,471	$12,805
07/2021	$14,486	$19,934	$12,869
08/2021	$14,808	$20,540	$13,206
09/2021	$14,417	$19,585	$12,979
10/2021	$15,072	$20,957	$13,584
11/2021	$14,971	$20,812	$13,381
12/2021	$15,384	$21,744	$13,885
01/2022	$14,894	$20,619	$13,540
02/2022	$14,523	$20,002	$13,447
03/2022	$14,848	$20,744	$13,999
04/2022	$13,977	$18,935	$13,338
05/2022	$13,995	$18,970	$12,840
06/2022	$13,295	$17,404	$12,470
07/2022	$14,001	$19,009	$12,956
08/2022	$13,574	$18,234	$12,334
09/2022	$12,642	$16,555	$11,524
10/2022	$13,416	$17,895	$12,230
11/2022	$13,993	$18,895	$12,468
12/2022	$13,614	$17,806	$12,307
01/2023	$14,155	$18,925	$12,822
02/2023	$14,062	$18,463	$12,801
03/2023	$14,428	$19,141	$13,039
04/2023	$14,681	$19,440	$13,189
05/2023	$14,850	$19,524	$13,316
06/2023	$15,318	$20,815	$13,595
07/2023	$15,591	$21,483	$13,790
08/2023	$15,581	$21,141	$13,572
09/2023	$15,128	$20,133	$13,209
10/2023	$14,930	$19,710	$13,119
11/2023	$15,665	$21,510	$13,499
12/2023	$16,028	$22,487	$13,762
01/2024	$16,236	$22,865	$14,005
02/2024	$16,774	$24,086	$14,276
03/2024	$17,058	$24,861	$14,590
04/2024	$16,680	$23,845	$14,392
05/2024	$17,314	$25,028	$14,549
06/2024	$17,670	$25,926	$14,807
07/2024	$17,859	$26,241	$14,975
08/2024	$18,172	$26,878	$15,411
09/2024	$18,413	$27,452	$15,627
10/2024	$18,404	$27,203	$15,549
11/2024	$19,145	$28,800	$16,172
12/2024	$18,863	$28,113	$16,531
01/2025	$19,291	$28,896	$16,895
02/2025	$19,139	$28,519	$16,801
03/2025	$18,350	$26,912	$16,020
04/2025	$18,045	$26,730	$15,759
05/2025	$18,646	$28,412	$15,902
06/2025	$19,244	$29,857	$16,324
07/2025	$19,655	$30,527	$16,442
08/2025	$19,979	$31,146	$16,602
09/2025	$20,469	$32,283	$16,900
10/2025	$20,909	$33,039	$17,334
11/2025	$21,149	$33,120	$17,712
12/2025	$21,366	$33,140	$18,004

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	13.27%	10.66%	9.15%
S&P 500® Index	17.88%	14.42%	14.77%
Cboe S&P 500 BuyWrite Index	8.91%	9.33%	7.02%

Key Fund Statistics

Total Net Assets	$301,301,189
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	276
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,230,168

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Capital Markets	3.3%
Pharmaceuticals	3.3%
Banks	3.7%
Broadline Retail	4.0%
Financial Services	4.1%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	8.2%
Software	10.3%
Semiconductors & Semiconductor Equipment	14.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.5%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.8%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

GCPNX

Gateway Equity Call Premium Fund

Annual Shareholder Report

December 31, 2025

TGECP99N-1225

Class Y

GCPYX

Gateway Equity Call Premium Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$72	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Equity Call Premium Fund (the Fund) invests in a diversified US equity portfolio to track the S&P 500® Index and writes index call options against its full equity value. Over time, the Fund seeks total return with less risk than U.S. equity markets. Steady cash flow from index call option writing is important to the Fund’s return. The Fund’s written index call options often resemble characteristics to the single index call options present in the Cboe S&P 500 BuyWrite Index (the “BXM℠”). Unlike the passive BXM℠, the Fund uses an active strategy, diversifying expiration dates and strike prices across a portfolio of index call options.

Top Contributors to Performance

•The Fund's equity portfolio added to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the Fund’s index call option portfolio with a focus on weighted-average strike price and time to expiration. Adjustments were made to monetize heightened volatility levels and enhance cash flow while maintaining typical market exposure and risk. The Fund’s diversified and active index option writing approach generated risk-reducing cash flow, mitigating losses during market declines and supporting participation during advances.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	S&P 500® Index	Cboe S&P 500 BuyWrite Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,618	$9,504	$9,575
02/2016	$9,628	$9,491	$9,734
03/2016	$9,904	$10,135	$9,925
04/2016	$9,983	$10,174	$9,969
05/2016	$10,169	$10,357	$10,126
06/2016	$10,209	$10,384	$10,243
07/2016	$10,367	$10,766	$10,325
08/2016	$10,436	$10,782	$10,423
09/2016	$10,505	$10,784	$10,431
10/2016	$10,456	$10,587	$10,454
11/2016	$10,703	$10,979	$10,695
12/2016	$10,783	$11,196	$10,707
01/2017	$10,922	$11,408	$10,944
02/2017	$11,090	$11,861	$11,096
03/2017	$11,141	$11,875	$11,136
04/2017	$11,250	$11,997	$11,238
05/2017	$11,340	$12,166	$11,438
06/2017	$11,411	$12,242	$11,479
07/2017	$11,540	$12,494	$11,630
08/2017	$11,620	$12,532	$11,663
09/2017	$11,771	$12,790	$11,770
10/2017	$11,871	$13,089	$11,839
11/2017	$12,020	$13,490	$12,020
12/2017	$12,100	$13,640	$12,099
01/2018	$12,220	$14,421	$12,214
02/2018	$11,910	$13,890	$12,041
03/2018	$11,699	$13,537	$11,910
04/2018	$11,829	$13,589	$12,068
05/2018	$12,060	$13,916	$12,321
06/2018	$12,092	$14,002	$12,314
07/2018	$12,414	$14,523	$12,674
08/2018	$12,585	$14,996	$12,915
09/2018	$12,689	$15,081	$12,919
10/2018	$12,034	$14,050	$12,214
11/2018	$12,195	$14,337	$12,488
12/2018	$11,451	$13,042	$11,522
01/2019	$11,896	$14,087	$11,917
02/2019	$12,098	$14,540	$12,088
03/2019	$12,239	$14,822	$12,302
04/2019	$12,473	$15,422	$12,494
05/2019	$12,006	$14,442	$12,093
06/2019	$12,516	$15,460	$12,705
07/2019	$12,648	$15,682	$12,839
08/2019	$12,516	$15,434	$12,693
09/2019	$12,712	$15,723	$12,776
10/2019	$12,977	$16,063	$13,039
11/2019	$13,171	$16,646	$13,208
12/2019	$13,360	$17,149	$13,329
01/2020	$13,339	$17,142	$13,178
02/2020	$12,326	$15,731	$12,183
03/2020	$11,233	$13,788	$10,367
04/2020	$12,013	$15,555	$10,848
05/2020	$12,362	$16,296	$11,329
06/2020	$12,552	$16,620	$11,315
07/2020	$13,036	$17,558	$11,751
08/2020	$13,499	$18,820	$12,055
09/2020	$13,279	$18,105	$12,053
10/2020	$13,114	$17,623	$11,614
11/2020	$14,135	$19,552	$12,736
12/2020	$14,480	$20,304	$12,962
01/2021	$14,356	$20,099	$12,976
02/2021	$14,696	$20,653	$13,111
03/2021	$15,297	$21,558	$13,705
04/2021	$15,628	$22,708	$13,817
05/2021	$15,834	$22,867	$14,084
06/2021	$16,132	$23,401	$14,401
07/2021	$16,287	$23,956	$14,473
08/2021	$16,650	$24,685	$14,852
09/2021	$16,208	$23,537	$14,596
10/2021	$16,944	$25,186	$15,277
11/2021	$16,830	$25,011	$15,049
12/2021	$17,293	$26,132	$15,616
01/2022	$16,742	$24,780	$15,227
02/2022	$16,326	$24,038	$15,123
03/2022	$16,690	$24,931	$15,744
04/2022	$15,721	$22,757	$15,001
05/2022	$15,732	$22,798	$14,440
06/2022	$14,954	$20,916	$14,024
07/2022	$15,737	$22,845	$14,570
08/2022	$15,257	$21,913	$13,871
09/2022	$14,208	$19,895	$12,960
10/2022	$15,076	$21,506	$13,755
11/2022	$15,725	$22,708	$14,022
12/2022	$15,307	$21,399	$13,841
01/2023	$15,905	$22,744	$14,420
02/2023	$15,800	$22,189	$14,397
03/2023	$16,210	$23,004	$14,664
04/2023	$16,494	$23,363	$14,833
05/2023	$16,683	$23,464	$14,975
06/2023	$17,218	$25,015	$15,290
07/2023	$17,513	$25,818	$15,509
08/2023	$17,503	$25,407	$15,263
09/2023	$16,992	$24,196	$14,855
10/2023	$16,770	$23,687	$14,754
11/2023	$17,594	$25,850	$15,181
12/2023	$18,000	$27,025	$15,477
01/2024	$18,233	$27,479	$15,751
02/2024	$18,837	$28,946	$16,055
03/2024	$19,154	$29,878	$16,408
04/2024	$18,729	$28,657	$16,186
05/2024	$19,441	$30,078	$16,363
06/2024	$19,848	$31,157	$16,652
07/2024	$20,050	$31,537	$16,841
08/2024	$20,401	$32,302	$17,332
09/2024	$20,670	$32,992	$17,575
10/2024	$20,659	$32,692	$17,487
11/2024	$21,501	$34,611	$18,187
12/2024	$21,181	$33,786	$18,591
01/2025	$21,662	$34,727	$19,000
02/2025	$21,480	$34,274	$18,895
03/2025	$20,593	$32,343	$18,016
04/2025	$20,251	$32,124	$17,723
05/2025	$20,925	$34,146	$17,883
06/2025	$21,593	$35,882	$18,358
07/2025	$22,054	$36,687	$18,491
08/2025	$22,418	$37,431	$18,671
09/2025	$22,965	$38,797	$19,007
10/2025	$23,459	$39,706	$19,494
11/2025	$23,737	$39,803	$19,920
12/2025	$23,978	$39,827	$20,248

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 9/30/14
Class Y	13.20%	10.61%	9.14%	8.48%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Cboe S&P 500 BuyWrite Index	8.91%	9.33%	7.31%	-%

Key Fund Statistics

Total Net Assets	$301,301,189
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	276
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,230,168

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Capital Markets	3.3%
Pharmaceuticals	3.3%
Banks	3.7%
Broadline Retail	4.0%
Financial Services	4.1%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	8.2%
Software	10.3%
Semiconductors & Semiconductor Equipment	14.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Top Ten Holdings

NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.5%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.8%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

GCPYX

Gateway Equity Call Premium Fund

Annual Shareholder Report

December 31, 2025

TGECP99Y-1225

Class A

GATEX

Gateway Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$99	0.94%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Fund invests in a diversified portfolio of US equities to track the S&P 500® Index. It sells index call options against the full underlying equity portfolio then uses some of the cash flow to buy protective index put options. The net premium-to-earn significantly influences the Fund’s market participation. Over time, the Fund seeks to capture a majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Top Contributors to Performance

•The Fund's equity portfolio positively contributed to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option and purchased index put option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the index option portfolios, focusing on the weighted-average strike price and time to expiration. In March and April, as the market selloff intensified, the team reduced index put option coverage to monetize higher volatility. As the market recovered, the team gradually restored index put option coverage in May. Adjustments in 2025 aimed to enhance cash flow and maintain typical market exposure and risk levels.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
12/2015	$9,426	$10,000	$10,000
01/2016	$9,134	$9,504	$10,138
02/2016	$9,185	$9,491	$10,210
03/2016	$9,367	$10,135	$10,303
04/2016	$9,402	$10,174	$10,343
05/2016	$9,510	$10,357	$10,345
06/2016	$9,546	$10,384	$10,531
07/2016	$9,636	$10,766	$10,598
08/2016	$9,700	$10,782	$10,586
09/2016	$9,730	$10,784	$10,580
10/2016	$9,708	$10,587	$10,499
11/2016	$9,859	$10,979	$10,250
12/2016	$9,919	$11,196	$10,265
01/2017	$10,018	$11,408	$10,285
02/2017	$10,154	$11,861	$10,354
03/2017	$10,194	$11,875	$10,349
04/2017	$10,288	$11,997	$10,428
05/2017	$10,352	$12,166	$10,509
06/2017	$10,410	$12,242	$10,498
07/2017	$10,504	$12,494	$10,543
08/2017	$10,559	$12,532	$10,638
09/2017	$10,666	$12,790	$10,587
10/2017	$10,738	$13,089	$10,593
11/2017	$10,832	$13,490	$10,580
12/2017	$10,877	$13,640	$10,628
01/2018	$10,968	$14,421	$10,506
02/2018	$10,773	$13,890	$10,406
03/2018	$10,595	$13,537	$10,473
04/2018	$10,670	$13,589	$10,395
05/2018	$10,833	$13,916	$10,469
06/2018	$10,855	$14,002	$10,456
07/2018	$11,077	$14,523	$10,459
08/2018	$11,201	$14,996	$10,526
09/2018	$11,243	$15,081	$10,458
10/2018	$10,794	$14,050	$10,376
11/2018	$10,882	$14,337	$10,438
12/2018	$10,400	$13,042	$10,630
01/2019	$10,695	$14,087	$10,742
02/2019	$10,827	$14,540	$10,736
03/2019	$10,914	$14,822	$10,942
04/2019	$11,023	$15,422	$10,945
05/2019	$10,667	$14,442	$11,139
06/2019	$11,004	$15,460	$11,279
07/2019	$11,080	$15,682	$11,304
08/2019	$11,014	$15,434	$11,597
09/2019	$11,133	$15,723	$11,535
10/2019	$11,289	$16,063	$11,570
11/2019	$11,428	$16,646	$11,564
12/2019	$11,527	$17,149	$11,556
01/2020	$11,497	$17,142	$11,778
02/2020	$10,956	$15,731	$11,990
03/2020	$10,368	$13,788	$11,920
04/2020	$10,854	$15,555	$12,132
05/2020	$11,098	$16,296	$12,188
06/2020	$11,227	$16,620	$12,265
07/2020	$11,505	$17,558	$12,448
08/2020	$11,805	$18,820	$12,348
09/2020	$11,588	$18,105	$12,341
10/2020	$11,450	$17,623	$12,286
11/2020	$12,100	$19,552	$12,406
12/2020	$12,325	$20,304	$12,424
01/2021	$12,251	$20,099	$12,334
02/2021	$12,436	$20,653	$12,156
03/2021	$12,716	$21,558	$12,005
04/2021	$12,941	$22,708	$12,099
05/2021	$13,042	$22,867	$12,139
06/2021	$13,217	$23,401	$12,224
07/2021	$13,311	$23,956	$12,361
08/2021	$13,469	$24,685	$12,337
09/2021	$13,149	$23,537	$12,231
10/2021	$13,570	$25,186	$12,227
11/2021	$13,483	$25,011	$12,263
12/2021	$13,711	$26,132	$12,232
01/2022	$13,404	$24,780	$11,968
02/2022	$13,118	$24,038	$11,835
03/2022	$13,266	$24,931	$11,506
04/2022	$12,636	$22,757	$11,069
05/2022	$12,565	$22,798	$11,141
06/2022	$11,990	$20,916	$10,966
07/2022	$12,497	$22,845	$11,234
08/2022	$12,199	$21,913	$10,917
09/2022	$11,520	$19,895	$10,445
10/2022	$12,027	$21,506	$10,310
11/2022	$12,420	$22,708	$10,689
12/2022	$12,057	$21,399	$10,641
01/2023	$12,437	$22,744	$10,968
02/2023	$12,335	$22,189	$10,684
03/2023	$12,676	$23,004	$10,956
04/2023	$12,869	$23,363	$11,022
05/2023	$13,046	$23,464	$10,902
06/2023	$13,404	$25,015	$10,863
07/2023	$13,564	$25,818	$10,856
08/2023	$13,533	$25,407	$10,786
09/2023	$13,197	$24,196	$10,512
10/2023	$13,057	$23,687	$10,346
11/2023	$13,572	$25,850	$10,815
12/2023	$13,798	$27,025	$11,229
01/2024	$13,945	$27,479	$11,198
02/2024	$14,306	$28,946	$11,040
03/2024	$14,525	$29,878	$11,142
04/2024	$14,190	$28,657	$10,860
05/2024	$14,645	$30,078	$11,044
06/2024	$14,958	$31,157	$11,149
07/2024	$15,026	$31,537	$11,409
08/2024	$15,396	$32,302	$11,573
09/2024	$15,565	$32,992	$11,728
10/2024	$15,554	$32,692	$11,437
11/2024	$16,147	$34,611	$11,558
12/2024	$15,878	$33,786	$11,369
01/2025	$16,149	$34,727	$11,430
02/2025	$16,036	$34,274	$11,681
03/2025	$15,486	$32,343	$11,685
04/2025	$15,500	$32,124	$11,731
05/2025	$15,987	$34,146	$11,647
06/2025	$16,361	$35,882	$11,826
07/2025	$16,588	$36,687	$11,795
08/2025	$16,832	$37,431	$11,936
09/2025	$17,141	$38,797	$12,067
10/2025	$17,440	$39,706	$12,142
11/2025	$17,516	$39,803	$12,217
12/2025	$17,559	$39,827	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/15/08
Class A at NAV	10.59%	7.34%	6.42%	7.32%
Class A with 5.75% MSCFootnote Reference1	4.22%	6.07%	5.79%	7.18%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$7,143,494,060
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	217
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$38,433,569

What did the Fund invest in? (% of Net Assets)

Industry Summary

Semiconductors & Semiconductor Equipment
14.1%
Software
9.8%
Interactive Media & Services
8.6%
Technology Hardware, Storage & Peripherals
7.5%
Banks
4.3%
Broadline Retail
4.3%
Financial Services
4.2%
Pharmaceuticals
3.4%
Other investments less than 3% of net assets*
43.8%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Pharmaceuticals	3.4%
Financial Services	4.2%
Broadline Retail	4.3%
Banks	4.3%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	8.6%
Software	9.8%
Semiconductors & Semiconductor Equipment	14.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Top Ten Holdings

NVIDIA Corp.	8.0%
Apple, Inc.	7.3%
Microsoft Corp.	6.7%
Alphabet, Inc., Class C	4.7%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	2.2%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

GATEX

Gateway Fund

Annual Shareholder Report

December 31, 2025

TGF99A-1225

Class C

GTECX

Gateway Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$178	1.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Fund invests in a diversified portfolio of US equities to track the S&P 500® Index. It sells index call options against the full underlying equity portfolio then uses some of the cash flow to buy protective index put options. The net premium-to-earn significantly influences the Fund’s market participation. Over time, the Fund seeks to capture a majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Top Contributors to Performance

•The Fund's equity portfolio positively contributed to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option and purchased index put option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the index option portfolios, focusing on the weighted-average strike price and time to expiration. In March and April, as the market selloff intensified, the team reduced index put option coverage to monetize higher volatility. As the market recovered, the team gradually restored index put option coverage in May. Adjustments in 2025 aimed to enhance cash flow and maintain typical market exposure and risk levels.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,683	$9,504	$10,138
02/2016	$9,730	$9,491	$10,210
03/2016	$9,915	$10,135	$10,303
04/2016	$9,949	$10,174	$10,343
05/2016	$10,054	$10,357	$10,345
06/2016	$10,087	$10,384	$10,531
07/2016	$10,179	$10,766	$10,598
08/2016	$10,236	$10,782	$10,586
09/2016	$10,266	$10,784	$10,580
10/2016	$10,232	$10,587	$10,499
11/2016	$10,385	$10,979	$10,250
12/2016	$10,442	$11,196	$10,265
01/2017	$10,541	$11,408	$10,285
02/2017	$10,677	$11,861	$10,354
03/2017	$10,713	$11,875	$10,349
04/2017	$10,801	$11,997	$10,428
05/2017	$10,866	$12,166	$10,509
06/2017	$10,916	$12,242	$10,498
07/2017	$11,008	$12,494	$10,543
08/2017	$11,059	$12,532	$10,638
09/2017	$11,165	$12,790	$10,587
10/2017	$11,233	$13,089	$10,593
11/2017	$11,325	$13,490	$10,580
12/2017	$11,366	$13,640	$10,628
01/2018	$11,451	$14,421	$10,506
02/2018	$11,243	$13,890	$10,406
03/2018	$11,050	$13,537	$10,473
04/2018	$11,122	$13,589	$10,395
05/2018	$11,283	$13,916	$10,469
06/2018	$11,297	$14,002	$10,456
07/2018	$11,522	$14,523	$10,459
08/2018	$11,642	$14,996	$10,526
09/2018	$11,680	$15,081	$10,458
10/2018	$11,208	$14,050	$10,376
11/2018	$11,291	$14,337	$10,438
12/2018	$10,781	$13,042	$10,630
01/2019	$11,082	$14,087	$10,742
02/2019	$11,212	$14,540	$10,736
03/2019	$11,296	$14,822	$10,942
04/2019	$11,402	$15,422	$10,945
05/2019	$11,028	$14,442	$11,139
06/2019	$11,367	$15,460	$11,279
07/2019	$11,439	$15,682	$11,304
08/2019	$11,363	$15,434	$11,597
09/2019	$11,477	$15,723	$11,535
10/2019	$11,629	$16,063	$11,570
11/2019	$11,766	$16,646	$11,564
12/2019	$11,861	$17,149	$11,556
01/2020	$11,824	$17,142	$11,778
02/2020	$11,260	$15,731	$11,990
03/2020	$10,648	$13,788	$11,920
04/2020	$11,143	$15,555	$12,132
05/2020	$11,387	$16,296	$12,188
06/2020	$11,508	$16,620	$12,265
07/2020	$11,787	$17,558	$12,448
08/2020	$12,086	$18,820	$12,348
09/2020	$11,856	$18,105	$12,341
10/2020	$11,708	$17,623	$12,286
11/2020	$12,365	$19,552	$12,406
12/2020	$12,588	$20,304	$12,424
01/2021	$12,502	$20,099	$12,334
02/2021	$12,685	$20,653	$12,156
03/2021	$12,963	$21,558	$12,005
04/2021	$13,183	$22,708	$12,099
05/2021	$13,276	$22,867	$12,139
06/2021	$13,448	$23,401	$12,224
07/2021	$13,534	$23,956	$12,361
08/2021	$13,685	$24,685	$12,337
09/2021	$13,352	$23,537	$12,231
10/2021	$13,771	$25,186	$12,227
11/2021	$13,675	$25,011	$12,263
12/2021	$13,899	$26,132	$12,232
01/2022	$13,575	$24,780	$11,968
02/2022	$13,280	$24,038	$11,835
03/2022	$13,417	$24,931	$11,506
04/2022	$12,771	$22,757	$11,069
05/2022	$12,695	$22,798	$11,141
06/2022	$12,103	$20,916	$10,966
07/2022	$12,609	$22,845	$11,234
08/2022	$12,303	$21,913	$10,917
09/2022	$11,608	$19,895	$10,445
10/2022	$12,110	$21,506	$10,310
11/2022	$12,499	$22,708	$10,689
12/2022	$12,127	$21,399	$10,641
01/2023	$12,499	$22,744	$10,968
02/2023	$12,389	$22,189	$10,684
03/2023	$12,722	$23,004	$10,956
04/2023	$12,911	$23,363	$11,022
05/2023	$13,080	$23,464	$10,902
06/2023	$13,427	$25,015	$10,863
07/2023	$13,579	$25,818	$10,856
08/2023	$13,541	$25,407	$10,786
09/2023	$13,197	$24,196	$10,512
10/2023	$13,049	$23,687	$10,346
11/2023	$13,554	$25,850	$10,815
12/2023	$13,771	$27,025	$11,229
01/2024	$13,918	$27,479	$11,198
02/2024	$14,279	$28,946	$11,040
03/2024	$14,497	$29,878	$11,142
04/2024	$14,163	$28,657	$10,860
05/2024	$14,617	$30,078	$11,044
06/2024	$14,929	$31,157	$11,149
07/2024	$14,997	$31,537	$11,409
08/2024	$15,366	$32,302	$11,573
09/2024	$15,535	$32,992	$11,728
10/2024	$15,524	$32,692	$11,437
11/2024	$16,116	$34,611	$11,558
12/2024	$15,847	$33,786	$11,369
01/2025	$16,118	$34,727	$11,430
02/2025	$16,005	$34,274	$11,681
03/2025	$15,456	$32,343	$11,685
04/2025	$15,470	$32,124	$11,731
05/2025	$15,956	$34,146	$11,647
06/2025	$16,330	$35,882	$11,826
07/2025	$16,556	$36,687	$11,795
08/2025	$16,799	$37,431	$11,936
09/2025	$17,108	$38,797	$12,067
10/2025	$17,407	$39,706	$12,142
11/2025	$17,482	$39,803	$12,217
12/2025	$17,525	$39,827	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/15/08
Class C at NAV	9.72%	6.51%	5.77%	6.86%
Class C with 1.00% CDSCFootnote Reference1	8.72%	6.51%	5.77%	6.86%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$7,143,494,060
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	217
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$38,433,569

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Pharmaceuticals	3.4%
Financial Services	4.2%
Broadline Retail	4.3%
Banks	4.3%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	8.6%
Software	9.8%
Semiconductors & Semiconductor Equipment	14.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Top Ten Holdings

NVIDIA Corp.	8.0%
Apple, Inc.	7.3%
Microsoft Corp.	6.7%
Alphabet, Inc., Class C	4.7%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	2.2%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

GTECX

Gateway Fund

Annual Shareholder Report

December 31, 2025

TGF99C-1225

Class N

GTENX

Gateway Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$69	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Fund invests in a diversified portfolio of US equities to track the S&P 500® Index. It sells index call options against the full underlying equity portfolio then uses some of the cash flow to buy protective index put options. The net premium-to-earn significantly influences the Fund’s market participation. Over time, the Fund seeks to capture a majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Top Contributors to Performance

•The Fund's equity portfolio positively contributed to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option and purchased index put option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the index option portfolios, focusing on the weighted-average strike price and time to expiration. In March and April, as the market selloff intensified, the team reduced index put option coverage to monetize higher volatility. As the market recovered, the team gradually restored index put option coverage in May. Adjustments in 2025 aimed to enhance cash flow and maintain typical market exposure and risk levels.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
05/2017	$10,000	$10,000	$10,000
05/2017	$10,066	$10,123	$10,099
06/2017	$10,120	$10,186	$10,089
07/2017	$10,218	$10,396	$10,132
08/2017	$10,274	$10,428	$10,223
09/2017	$10,380	$10,643	$10,174
10/2017	$10,453	$10,891	$10,180
11/2017	$10,548	$11,225	$10,167
12/2017	$10,593	$11,350	$10,214
01/2018	$10,685	$12,000	$10,096
02/2018	$10,498	$11,557	$10,001
03/2018	$10,326	$11,264	$10,065
04/2018	$10,402	$11,307	$9,990
05/2018	$10,565	$11,579	$10,061
06/2018	$10,587	$11,651	$10,049
07/2018	$10,807	$12,084	$10,051
08/2018	$10,928	$12,478	$10,116
09/2018	$10,974	$12,549	$10,051
10/2018	$10,539	$11,691	$9,971
11/2018	$10,625	$11,929	$10,031
12/2018	$10,156	$10,852	$10,215
01/2019	$10,448	$11,722	$10,324
02/2019	$10,580	$12,098	$10,318
03/2019	$10,666	$12,333	$10,516
04/2019	$10,775	$12,833	$10,518
05/2019	$10,434	$12,017	$10,705
06/2019	$10,762	$12,864	$10,840
07/2019	$10,839	$13,049	$10,863
08/2019	$10,781	$12,842	$11,145
09/2019	$10,896	$13,083	$11,085
10/2019	$11,051	$13,366	$11,119
11/2019	$11,191	$13,851	$11,113
12/2019	$11,291	$14,269	$11,105
01/2020	$11,265	$14,264	$11,319
02/2020	$10,740	$13,090	$11,523
03/2020	$10,162	$11,473	$11,455
04/2020	$10,643	$12,944	$11,659
05/2020	$10,885	$13,560	$11,713
06/2020	$11,013	$13,830	$11,787
07/2020	$11,289	$14,609	$11,963
08/2020	$11,587	$15,660	$11,866
09/2020	$11,376	$15,065	$11,860
10/2020	$11,244	$14,664	$11,807
11/2020	$11,885	$16,269	$11,923
12/2020	$12,109	$16,895	$11,939
01/2021	$12,040	$16,724	$11,854
02/2021	$12,221	$17,185	$11,682
03/2021	$12,502	$17,938	$11,536
04/2021	$12,726	$18,895	$11,628
05/2021	$12,829	$19,027	$11,666
06/2021	$13,004	$19,471	$11,748
07/2021	$13,100	$19,934	$11,879
08/2021	$13,259	$20,540	$11,856
09/2021	$12,947	$19,585	$11,754
10/2021	$13,364	$20,957	$11,750
11/2021	$13,282	$20,812	$11,785
12/2021	$13,510	$21,744	$11,755
01/2022	$13,208	$20,619	$11,502
02/2022	$12,932	$20,002	$11,373
03/2022	$13,081	$20,744	$11,057
04/2022	$12,458	$18,935	$10,638
05/2022	$12,395	$18,970	$10,706
06/2022	$11,830	$17,404	$10,538
07/2022	$12,334	$19,009	$10,796
08/2022	$12,044	$18,234	$10,491
09/2022	$11,375	$16,555	$10,038
10/2022	$11,877	$17,895	$9,908
11/2022	$12,271	$18,895	$10,272
12/2022	$11,916	$17,806	$10,226
01/2023	$12,291	$18,925	$10,540
02/2023	$12,194	$18,463	$10,268
03/2023	$12,532	$19,141	$10,529
04/2023	$12,727	$19,440	$10,592
05/2023	$12,905	$19,524	$10,477
06/2023	$13,263	$20,815	$10,440
07/2023	$13,424	$21,483	$10,432
08/2023	$13,397	$21,141	$10,366
09/2023	$13,068	$20,133	$10,102
10/2023	$12,933	$19,710	$9,943
11/2023	$13,446	$21,510	$10,393
12/2023	$13,674	$22,487	$10,791
01/2024	$13,823	$22,865	$10,761
02/2024	$14,185	$24,086	$10,609
03/2024	$14,405	$24,861	$10,707
04/2024	$14,076	$23,845	$10,437
05/2024	$14,527	$25,028	$10,614
06/2024	$14,846	$25,926	$10,714
07/2024	$14,914	$26,241	$10,965
08/2024	$15,288	$26,878	$11,122
09/2024	$15,456	$27,452	$11,271
10/2024	$15,449	$27,203	$10,992
11/2024	$16,042	$28,800	$11,108
12/2024	$15,780	$28,113	$10,926
01/2025	$16,053	$28,896	$10,984
02/2025	$15,947	$28,519	$11,226
03/2025	$15,400	$26,912	$11,230
04/2025	$15,417	$26,730	$11,274
05/2025	$15,906	$28,412	$11,193
06/2025	$16,280	$29,857	$11,365
07/2025	$16,512	$30,527	$11,335
08/2025	$16,759	$31,146	$11,471
09/2025	$17,072	$32,283	$11,596
10/2025	$17,374	$33,039	$11,668
11/2025	$17,453	$33,120	$11,741
12/2025	$17,499	$33,140	$11,724

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	10.89%	7.64%	6.67%
S&P 500® Index	17.88%	14.42%	14.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.84%

Key Fund Statistics

Total Net Assets	$7,143,494,060
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	217
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$38,433,569

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Pharmaceuticals	3.4%
Financial Services	4.2%
Broadline Retail	4.3%
Banks	4.3%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	8.6%
Software	9.8%
Semiconductors & Semiconductor Equipment	14.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Top Ten Holdings

NVIDIA Corp.	8.0%
Apple, Inc.	7.3%
Microsoft Corp.	6.7%
Alphabet, Inc., Class C	4.7%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	2.2%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

GTENX

Gateway Fund

Annual Shareholder Report

December 31, 2025

TGF99N-1225

Class Y

GTEYX

Gateway Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$74	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Fund invests in a diversified portfolio of US equities to track the S&P 500® Index. It sells index call options against the full underlying equity portfolio then uses some of the cash flow to buy protective index put options. The net premium-to-earn significantly influences the Fund’s market participation. Over time, the Fund seeks to capture a majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Top Contributors to Performance

•The Fund's equity portfolio positively contributed to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option and purchased index put option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the index option portfolios, focusing on the weighted-average strike price and time to expiration. In March and April, as the market selloff intensified, the team reduced index put option coverage to monetize higher volatility. As the market recovered, the team gradually restored index put option coverage in May. Adjustments in 2025 aimed to enhance cash flow and maintain typical market exposure and risk levels.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,694	$9,504	$10,138
02/2016	$9,748	$9,491	$10,210
03/2016	$9,943	$10,135	$10,303
04/2016	$9,980	$10,174	$10,343
05/2016	$10,098	$10,357	$10,345
06/2016	$10,140	$10,384	$10,531
07/2016	$10,239	$10,766	$10,598
08/2016	$10,306	$10,782	$10,586
09/2016	$10,342	$10,784	$10,580
10/2016	$10,318	$10,587	$10,499
11/2016	$10,482	$10,979	$10,250
12/2016	$10,548	$11,196	$10,265
01/2017	$10,658	$11,408	$10,285
02/2017	$10,801	$11,861	$10,354
03/2017	$10,847	$11,875	$10,349
04/2017	$10,947	$11,997	$10,428
05/2017	$11,019	$12,166	$10,509
06/2017	$11,081	$12,242	$10,498
07/2017	$11,184	$12,494	$10,543
08/2017	$11,246	$12,532	$10,638
09/2017	$11,364	$12,790	$10,587
10/2017	$11,440	$13,089	$10,593
11/2017	$11,544	$13,490	$10,580
12/2017	$11,596	$13,640	$10,628
01/2018	$11,693	$14,421	$10,506
02/2018	$11,489	$13,890	$10,406
03/2018	$11,302	$13,537	$10,473
04/2018	$11,382	$13,589	$10,395
05/2018	$11,560	$13,916	$10,469
06/2018	$11,583	$14,002	$10,456
07/2018	$11,824	$14,523	$10,459
08/2018	$11,956	$14,996	$10,526
09/2018	$12,008	$15,081	$10,458
10/2018	$11,529	$14,050	$10,376
11/2018	$11,627	$14,337	$10,438
12/2018	$11,112	$13,042	$10,630
01/2019	$11,431	$14,087	$10,742
02/2019	$11,572	$14,540	$10,736
03/2019	$11,668	$14,822	$10,942
04/2019	$11,788	$15,422	$10,945
05/2019	$11,411	$14,442	$11,139
06/2019	$11,772	$15,460	$11,279
07/2019	$11,857	$15,682	$11,304
08/2019	$11,789	$15,434	$11,597
09/2019	$11,916	$15,723	$11,535
10/2019	$12,087	$16,063	$11,570
11/2019	$12,236	$16,646	$11,564
12/2019	$12,347	$17,149	$11,556
01/2020	$12,318	$17,142	$11,778
02/2020	$11,741	$15,731	$11,990
03/2020	$11,111	$13,788	$11,920
04/2020	$11,637	$15,555	$12,132
05/2020	$11,901	$16,296	$12,188
06/2020	$12,041	$16,620	$12,265
07/2020	$12,338	$17,558	$12,448
08/2020	$12,665	$18,820	$12,348
09/2020	$12,431	$18,105	$12,341
10/2020	$12,288	$17,623	$12,286
11/2020	$12,989	$19,552	$12,406
12/2020	$13,235	$20,304	$12,424
01/2021	$13,156	$20,099	$12,334
02/2021	$13,358	$20,653	$12,156
03/2021	$13,663	$21,558	$12,005
04/2021	$13,905	$22,708	$12,099
05/2021	$14,017	$22,867	$12,139
06/2021	$14,206	$23,401	$12,224
07/2021	$14,311	$23,956	$12,361
08/2021	$14,485	$24,685	$12,337
09/2021	$14,145	$23,537	$12,231
10/2021	$14,598	$25,186	$12,227
11/2021	$14,508	$25,011	$12,263
12/2021	$14,756	$26,132	$12,232
01/2022	$14,429	$24,780	$11,968
02/2022	$14,124	$24,038	$11,835
03/2022	$14,285	$24,931	$11,506
04/2022	$13,609	$22,757	$11,069
05/2022	$13,536	$22,798	$11,141
06/2022	$12,917	$20,916	$10,966
07/2022	$13,468	$22,845	$11,234
08/2022	$13,151	$21,913	$10,917
09/2022	$12,418	$19,895	$10,445
10/2022	$12,966	$21,506	$10,310
11/2022	$13,397	$22,708	$10,689
12/2022	$13,007	$21,399	$10,641
01/2023	$13,421	$22,744	$10,968
02/2023	$13,311	$22,189	$10,684
03/2023	$13,679	$23,004	$10,956
04/2023	$13,891	$23,363	$11,022
05/2023	$14,086	$23,464	$10,902
06/2023	$14,474	$25,015	$10,863
07/2023	$14,651	$25,818	$10,856
08/2023	$14,621	$25,407	$10,786
09/2023	$14,260	$24,196	$10,512
10/2023	$14,113	$23,687	$10,346
11/2023	$14,673	$25,850	$10,815
12/2023	$14,919	$27,025	$11,229
01/2024	$15,082	$27,479	$11,198
02/2024	$15,477	$28,946	$11,040
03/2024	$15,715	$29,878	$11,142
04/2024	$15,356	$28,657	$10,860
05/2024	$15,849	$30,078	$11,044
06/2024	$16,194	$31,157	$11,149
07/2024	$16,269	$31,537	$11,409
08/2024	$16,673	$32,302	$11,573
09/2024	$16,858	$32,992	$11,728
10/2024	$16,851	$32,692	$11,437
11/2024	$17,497	$34,611	$11,558
12/2024	$17,213	$33,786	$11,369
01/2025	$17,507	$34,727	$11,430
02/2025	$17,388	$34,274	$11,681
03/2025	$16,793	$32,343	$11,685
04/2025	$16,812	$32,124	$11,731
05/2025	$17,345	$34,146	$11,647
06/2025	$17,754	$35,882	$11,826
07/2025	$18,004	$36,687	$11,795
08/2025	$18,273	$37,431	$11,936
09/2025	$18,612	$38,797	$12,067
10/2025	$18,941	$39,706	$12,142
11/2025	$19,027	$39,803	$12,217
12/2025	$19,078	$39,827	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/15/05
Class Y	10.84%	7.59%	6.67%	7.41%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Key Fund Statistics

Total Net Assets	$7,143,494,060
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	217
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$38,433,569

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Pharmaceuticals	3.4%
Financial Services	4.2%
Broadline Retail	4.3%
Banks	4.3%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	8.6%
Software	9.8%
Semiconductors & Semiconductor Equipment	14.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Top Ten Holdings

NVIDIA Corp.	8.0%
Apple, Inc.	7.3%
Microsoft Corp.	6.7%
Alphabet, Inc., Class C	4.7%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	2.2%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

GTEYX

Gateway Fund

Annual Shareholder Report

December 31, 2025

TGF99Y-1225

(b) Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial and accounting officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Peter J. Smail and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees

	1/1/24-12/31/24	1/1/25- 12/31/25	1/1/24-12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25

Gateway Trust	$94,138	$96,962	$1,409	$1,437	$19,864	$20,460	$---	$--

1. Audit-related fees consist of:

   2024 & 2025 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2. Tax fees consist of:

   2024 & 2025 – review of the Registrant’s tax returns.

Aggregate fees billed to the Registrant for non-audit services during 2024 and 2025 were $21,273 and $21,897, respectively.

(e)(1) Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to Gateway Investment Advisers, LLC (“Gateway”) and entities controlling, controlled by or under common control with Gateway (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees

	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25

Control Affiliates	$ --	$ --	$ --	$ --	$ --	$245,000

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Gateway and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees

	1/1/24-12/31/24	1/1/25-12/31/25

Control Affiliates	$-	$245,000

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements and Other Important Information are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Annual Financial Statements and Other Important Information
December 31, 2025

Gateway Fund
Gateway Equity Call Premium Fund
Mirova Global Megatrends Fund

Portfolio of Investments – as of December 31, 2025
Gateway Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Aerospace & Defense — 1.6%
138,153	Boeing Co.(a)(b)	$29,995,780
6,786	BWX Technologies, Inc.(a)	1,172,892
18,373	HEICO Corp.(a)	5,945,319
438,402	RTX Corp.(a)	80,402,927
		117,516,918
	Automobile Components — 0.1%
27,718	Autoliv, Inc.(a)	3,290,126
7,969	Magna International, Inc.	424,748
		3,714,874
	Automobiles — 2.4%
1,111,305	Ford Motor Co.(a)	14,580,322
344,502	Tesla, Inc.(a)(b)	154,929,439
		169,509,761
	Banks — 4.3%
1,531,415	Bank of America Corp.(a)	84,227,825
507,312	JPMorgan Chase & Co.(a)	163,466,073
661,056	Wells Fargo & Co.(a)	61,610,419
		309,304,317
	Beverages — 1.0%
54,021	Celsius Holdings, Inc.(a)(b)	2,470,921
48,096	Coca-Cola Europacific Partners PLC(a)	4,362,307
349,444	Monster Beverage Corp.(a)(b)	26,791,871
268,524	PepsiCo, Inc.(a)	38,538,565
		72,163,664
	Biotechnology — 1.9%
277,976	AbbVie, Inc.(a)	63,514,736
1,352	Alnylam Pharmaceuticals, Inc.(b)	537,623
104,360	Amgen, Inc.(a)	34,158,072
39,674	Biogen, Inc.(a)(b)	6,982,227
135,246	Moderna, Inc.(a)(b)	3,988,404
62,713	Vertex Pharmaceuticals, Inc.(a)(b)	28,431,566
		137,612,628
	Broadline Retail — 4.3%
1,299,732	Amazon.com, Inc.(a)(b)	300,004,140
2,538	MercadoLibre, Inc.(a)(b)	5,112,192
		305,116,332
	Building Products — 0.4%
355,196	Carrier Global Corp.(a)	18,768,557
17,766	Lennox International, Inc.(a)	8,626,814
		27,395,371
	Capital Markets — 2.5%
55,185	Brookfield Corp.(a)	2,532,440
295,252	Charles Schwab Corp.(a)	29,498,627
27,795	Coinbase Global, Inc., Class A(a)(b)	6,285,561
5,789	FactSet Research Systems, Inc.	1,679,910
216,194	Intercontinental Exchange, Inc.(a)	35,014,780
414,283	Morgan Stanley(a)	73,547,661
41,804	MSCI, Inc.(a)	23,984,209
58,015	Robinhood Markets, Inc., Class A(a)(b)	6,561,497
		179,104,685
	Chemicals — 0.7%
275,737	Corteva, Inc.(a)	18,482,651
140,572	Dow, Inc.(a)	3,286,573
255,992	LyondellBasell Industries NV, Class A(a)	11,084,454
25,672	Nutrien Ltd.(a)	1,584,476
Shares	Description	Value (†)
	Chemicals — continued
95,921	RPM International, Inc.(a)	$9,975,784
48,861	Solstice Advanced Materials, Inc.(a)(b)	2,373,667
		46,787,605
	Commercial Services & Supplies — 0.9%
421,728	Copart, Inc.(a)(b)	16,510,651
53,505	Waste Connections, Inc.(a)	9,382,637
185,672	Waste Management, Inc.(a)	40,793,995
		66,687,283
	Communications Equipment — 0.9%
773,845	Cisco Systems, Inc.(a)	59,609,280
6,357	Lumentum Holdings, Inc.(a)(b)	2,343,127
		61,952,407
	Construction & Engineering — 0.0%
4,951	Sterling Infrastructure, Inc.(a)(b)	1,516,145
	Construction Materials — 0.4%
43,244	Martin Marietta Materials, Inc.(a)	26,926,309
	Consumer Finance — 1.0%
106,655	Ally Financial, Inc.(a)	4,830,405
144,459	Capital One Financial Corp.(a)	35,011,083
389,560	Synchrony Financial(a)	32,500,991
		72,342,479
	Consumer Staples Distribution & Retail — 1.9%
15,217	BJ's Wholesale Club Holdings, Inc.(a)(b)	1,369,987
4,532	Casey's General Stores, Inc.(a)	2,504,882
59,675	Costco Wholesale Corp.(a)	51,460,139
23,638	Maplebear, Inc.(a)(b)	1,063,237
111,016	Target Corp.(a)	10,851,814
601,149	Walmart, Inc.(a)	66,974,010
		134,224,069
	Containers & Packaging — 0.3%
54,360	Avery Dennison Corp.(a)	9,886,997
38,433	Crown Holdings, Inc.(a)	3,957,446
189,748	Smurfit WestRock PLC(a)	7,337,555
		21,181,998
	Distributors — 0.2%
107,528	Genuine Parts Co.(a)	13,221,643
	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(a)	5,259,388
	Diversified Telecommunication Services — 0.4%
1,244,301	AT&T, Inc.(a)	30,908,437
	Electric Utilities — 1.0%
297,468	Alliant Energy Corp.(a)	19,338,394
349,087	American Electric Power Co., Inc.(a)	40,253,222
20,414	Constellation Energy Corp.(a)	7,211,654
61,200	OGE Energy Corp.(a)	2,613,240
		69,416,510
	Electrical Equipment — 1.0%
118,720	Eaton Corp. PLC(a)	37,813,507
30,533	GE Vernova, Inc.(a)	19,955,453
31,715	Hubbell, Inc.(a)	14,084,949
16,374	Nextpower, Inc., Class A(b)	1,426,339
		73,280,248
	Electronic Equipment, Instruments & Components — 0.7%
97,069	CDW Corp.(a)	13,220,798
22,491	Coherent Corp.(a)(b)	4,151,164
290,735	Corning, Inc.(a)	25,456,756
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of December 31, 2025
Gateway Fund (continued)
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
3,825	Fabrinet(a)(b)	$1,741,446
22,200	Zebra Technologies Corp., Class A(a)(b)	5,390,604
		49,960,768
	Energy Equipment & Services — 0.0%
110,115	Halliburton Co.(a)	3,111,850
	Entertainment — 1.6%
79,556	Live Nation Entertainment, Inc.(a)(b)	11,336,730
631,430	Netflix, Inc.(a)(b)	59,202,877
8,485	Spotify Technology SA(a)(b)	4,927,324
313,789	Walt Disney Co.(a)	35,699,775
		111,166,706
	Financial Services — 4.2%
307,923	Berkshire Hathaway, Inc., Class B(a)(b)	154,777,496
300,793	PayPal Holdings, Inc.(a)	17,560,295
356,233	Visa, Inc., Class A(a)	124,934,475
7,987	Voya Financial, Inc.(a)	594,952
		297,867,218
	Food Products — 0.6%
61,781	Bunge Global SA(a)	5,503,452
362,020	Kraft Heinz Co.(a)	8,778,985
575,934	Mondelez International, Inc., Class A(a)	31,002,527
		45,284,964
	Ground Transportation — 0.7%
88,899	Canadian Pacific Kansas City Ltd.(a)	6,545,633
836,812	CSX Corp.(a)	30,334,435
77,264	Old Dominion Freight Line, Inc.(a)	12,114,995
7,406	XPO, Inc.(a)(b)	1,006,550
		50,001,613
	Health Care Equipment & Supplies — 2.1%
366,884	Abbott Laboratories(a)	45,966,896
494,281	Boston Scientific Corp.(a)(b)	47,129,693
90,951	Intuitive Surgical, Inc.(a)(b)	51,511,009
24,825	STERIS PLC(a)	6,293,634
		150,901,232
	Health Care Providers & Services — 1.9%
235,601	CVS Health Corp.(a)	18,697,295
79,403	Elevance Health, Inc.(a)	27,834,722
58,732	HCA Healthcare, Inc.(a)	27,419,621
16,707	Molina Healthcare, Inc.(a)(b)	2,899,333
154,741	UnitedHealth Group, Inc.(a)	51,081,551
27,630	Universal Health Services, Inc., Class B(a)	6,023,893
		133,956,415
	Health Care Technology — 0.1%
35,149	Veeva Systems, Inc., Class A(a)(b)	7,846,311
	Hotels, Restaurants & Leisure — 1.6%
5,917	Booking Holdings, Inc.(a)	31,687,488
32,235	DraftKings, Inc., Class A(a)(b)	1,110,818
140,501	Hilton Worldwide Holdings, Inc.(a)	40,358,912
125,901	McDonald's Corp.(a)	38,479,123
18,466	Restaurant Brands International, Inc.(a)	1,259,935
		112,896,276
	Household Durables — 0.4%
2,093	NVR, Inc.(a)(b)	15,263,768
103,093	Toll Brothers, Inc.(a)	13,940,235
		29,204,003
Shares	Description	Value (†)
	Industrial Conglomerates — 0.5%
195,445	Honeywell International, Inc.(a)	$38,129,365
	Industrial REITs — 0.3%
171,517	Prologis, Inc.(a)	21,895,860
	Insurance — 2.1%
367,972	Aflac, Inc.(a)	40,576,272
62,253	American Financial Group, Inc.(a)	8,508,740
91,119	Aon PLC, Class A(a)	32,154,073
147,374	Arthur J Gallagher & Co.(a)	38,138,918
3,999	F&G Annuities & Life, Inc.	123,369
66,655	Fidelity National Financial, Inc.(a)	3,638,696
3,155	Markel Group, Inc.(a)(b)	6,782,146
219,438	Unum Group(a)	17,006,445
		146,928,659
	Interactive Media & Services — 8.6%
294,204	Alphabet, Inc., Class A(a)	92,085,852
1,070,918	Alphabet, Inc., Class C(a)	336,054,068
4,419	Baidu, Inc., ADR(b)	577,387
284,890	Meta Platforms, Inc., Class A(a)	188,053,040
		616,770,347
	IT Services — 0.3%
39,628	Shopify, Inc., Class A(a)(b)	6,378,919
14,606	Twilio, Inc., Class A(a)(b)	2,077,557
59,705	VeriSign, Inc.(a)	14,505,330
		22,961,806
	Life Sciences Tools & Services — 0.4%
67,554	Agilent Technologies, Inc.(a)	9,192,073
31,615	ICON PLC(a)(b)	5,760,885
44,360	Illumina, Inc.(a)(b)	5,818,258
35,396	IQVIA Holdings, Inc.(a)(b)	7,978,612
54,637	Qiagen NV(a)	2,457,026
		31,206,854
	Machinery — 2.8%
121,157	Caterpillar, Inc.(a)	69,407,211
74,195	Cummins, Inc.(a)	37,872,838
66,901	Deere & Co.(a)	31,147,098
56,430	Parker-Hannifin Corp.(a)	49,599,713
121,067	Pentair PLC(a)	12,607,917
		200,634,777
	Media — 0.1%
27,734	Charter Communications, Inc., Class A(a)(b)	5,789,472
22,538	Omnicom Group, Inc.	1,819,944
		7,609,416
	Metals & Mining — 0.4%
15,043	Alcoa Corp.(a)	799,385
85,422	Freeport-McMoRan, Inc.(a)	4,338,583
97,193	Southern Copper Corp.(a)	13,944,280
47,801	Steel Dynamics, Inc.(a)	8,099,880
		27,182,128
	Multi-Utilities — 1.0%
260,977	Ameren Corp.(a)	26,061,163
180,721	Consolidated Edison, Inc.(a)	17,949,210
231,309	WEC Energy Group, Inc.(a)	24,393,847
		68,404,220
	Oil, Gas & Consumable Fuels — 2.6%
45,031	Cheniere Energy, Inc.(a)	8,753,576
290,897	Chevron Corp.(a)	44,335,612
316,442	ConocoPhillips(a)	29,622,136
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of December 31, 2025
Gateway Fund (continued)
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
603,642	Exxon Mobil Corp.(a)	$72,642,278
167,492	ONEOK, Inc.(a)	12,310,662
115,386	Targa Resources Corp.(a)	21,288,717
		188,952,981
	Pharmaceuticals — 3.4%
116,518	Eli Lilly & Co.(a)	125,219,564
373,401	Johnson & Johnson(a)	77,275,337
379,187	Merck & Co., Inc.(a)	39,913,224
		242,408,125
	Professional Services — 0.8%
141,064	Automatic Data Processing, Inc.(a)	36,285,893
4,628	Booz Allen Hamilton Holding Corp.	390,418
802	CACI International, Inc., Class A(b)	427,314
160,547	Paychex, Inc.(a)	18,010,162
7,747	TransUnion	664,305
		55,778,092
	Real Estate Management & Development — 0.1%
1,444	Jones Lang LaSalle, Inc.(b)	485,863
99,324	Zillow Group, Inc., Class C(a)(b)	6,775,883
		7,261,746
	Semiconductors & Semiconductor Equipment — 14.1%
242,166	Advanced Micro Devices, Inc.(a)(b)	51,862,271
104,001	Analog Devices, Inc.(a)	28,205,071
592,085	Broadcom, Inc.(a)	204,920,619
472,728	Intel Corp.(a)(b)	17,443,663
62,909	Marvell Technology, Inc.(a)	5,346,007
123,716	Micron Technology, Inc.(a)	35,309,784
3,076,464	NVIDIA Corp.(a)	573,760,536
66,456	ON Semiconductor Corp.(a)(b)	3,598,592
201,116	QUALCOMM, Inc.(a)	34,400,892
106,600	Teradyne, Inc.(a)	20,633,496
183,356	Texas Instruments, Inc.(a)	31,810,432
		1,007,291,363
	Software — 9.8%
89,414	Adobe, Inc.(a)(b)	31,294,006
25,642	AppLovin Corp., Class A(a)(b)	17,278,092
11,313	Atlassian Corp., Class A(a)(b)	1,834,290
84,383	Cadence Design Systems, Inc.(a)(b)	26,376,438
27,412	CrowdStrike Holdings, Inc., Class A(a)(b)	12,849,649
8,059	Manhattan Associates, Inc.(a)(b)	1,396,705
981,047	Microsoft Corp.(a)	474,453,950
254,413	Oracle Corp.(a)	49,587,638
250,961	Palantir Technologies, Inc., Class A(a)(b)	44,608,318
18,220	Pegasystems, Inc.(a)	1,088,098
204,550	ServiceNow, Inc.(a)(b)	31,335,015
22,602	Workday, Inc., Class A(a)(b)	4,854,458
		696,956,657
	Specialized REITs — 0.3%
138,003	Crown Castle, Inc.(a)	12,264,326
127,880	CubeSmart(a)	4,610,074
49,053	Lamar Advertising Co., Class A(a)	6,209,129
		23,083,529
Shares	Description	Value (†)
	Specialty Retail — 1.6%
20,171	Dick's Sporting Goods, Inc.(a)	$3,993,253
195,258	Home Depot, Inc.(a)	67,188,278
165,081	Lowe's Cos., Inc.(a)	39,810,934
150,845	Valvoline, Inc.(a)(b)	4,383,555
		115,376,020
	Technology Hardware, Storage & Peripherals — 7.5%
1,908,501	Apple, Inc.(a)	518,845,082
52,360	Dell Technologies, Inc., Class C(a)	6,591,077
13,108	Sandisk Corp.(a)(b)	3,111,577
59,332	Super Micro Computer, Inc.(a)(b)	1,736,648
45,693	Western Digital Corp.(a)	7,871,533
		538,155,917
	Textiles, Apparel & Luxury Goods — 0.1%
31,659	Lululemon Athletica, Inc.(a)(b)	6,579,057
	Tobacco — 0.1%
171,375	British American Tobacco PLC, ADR(a)	9,703,253
	Trading Companies & Distributors — 0.1%
10,898	Watsco, Inc.(a)	3,672,081
	Water Utilities — 0.0%
79,687	Essential Utilities, Inc.(a)	3,056,793
	Wireless Telecommunication Services — 0.1%
321,798	Vodafone Group PLC, ADR	4,250,952
	Total Common Stocks (Identified Cost $1,299,455,318)	7,021,590,425
	Total Purchased Options — 0.6% (Identified Cost $69,861,459) (see details below)	40,434,295

Principal Amount
Short-Term Investments — 1.7%
$125,920,895	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $125,935,936 on 1/02/2026 collateralized by $127,904,800 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $128,439,492 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $125,920,895)	125,920,895
	Total Investments — 100.6% (Identified Cost $1,495,237,672)	7,187,945,615
	Other assets less liabilities — (0.6)%	(44,451,555)
	Net Assets — 100.0%	$7,143,494,060
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of December 31, 2025
Gateway Fund (continued)
Purchased Options — 0.6%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.6%
S&P 500® Index, Put(b)	2/20/2026	6,000	1,450	$992,597,500	$11,921,901	$1,964,750
S&P 500® Index, Put(b)	2/20/2026	6,150	1,451	993,282,050	8,435,389	2,655,330
S&P 500® Index, Put(b)	2/20/2026	6,200	1,450	992,597,500	10,338,062	2,958,000
S&P 500® Index, Put(b)	3/20/2026	6,200	1,449	991,912,950	8,993,218	6,093,045
S&P 500® Index, Put(b)	3/20/2026	6,300	1,449	991,912,950	11,201,494	7,324,695
S&P 500® Index, Put(b)	3/31/2026	6,300	1,449	991,912,950	8,991,770	8,730,225
S&P 500® Index, Put(b)	4/17/2026	6,300	1,450	992,597,500	9,979,625	10,708,250
Total					$69,861,459	$40,434,295
Written Options — (0.7%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.7%)
S&P 500® Index, Call	1/16/2026	6,800	(1,128)	$(772,172,400)	$(12,783,185)	$(11,612,760)
S&P 500® Index, Call	1/16/2026	7,100	(1,128)	(772,172,400)	(8,097,703)	(191,760)
S&P 500® Index, Call	1/16/2026	7,200	(1,127)	(771,487,850)	(5,966,496)	(50,715)
S&P 500® Index, Call	1/30/2026	7,000	(1,128)	(772,172,400)	(7,258,116)	(4,010,040)
S&P 500® Index, Call	2/20/2026	7,000	(1,127)	(771,487,850)	(9,396,362)	(7,483,280)
S&P 500® Index, Call	2/20/2026	7,100	(1,127)	(771,487,850)	(9,345,941)	(3,899,420)
S&P 500® Index, Call	3/20/2026	7,100	(1,128)	(772,172,400)	(9,020,052)	(8,189,280)
S&P 500® Index, Call	3/31/2026	7,100	(1,128)	(772,172,400)	(11,505,036)	(9,666,960)
S&P 500® Index, Call	3/31/2026	7,200	(1,127)	(771,487,850)	(7,045,091)	(6,057,625)
Total					$(80,417,982)	$(51,161,840)

(†)	See Note 2 of Notes to Financial Statements.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of December 31, 2025
Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 98.4% of Net Assets
	Aerospace & Defense — 2.5%
390	AeroVironment, Inc.(a)	$94,337
4,788	Boeing Co.(a)(b)	1,039,570
950	BWX Technologies, Inc.(b)	164,198
408	Curtiss-Wright Corp.(b)	224,918
7,956	General Electric Co.(b)	2,450,687
1,054	HEICO Corp.(b)	341,064
872	Huntington Ingalls Industries, Inc.(b)	296,541
2,018	Lockheed Martin Corp.(b)	976,046
10,585	RTX Corp.(b)	1,941,289
		7,528,650
	Air Freight & Logistics — 0.3%
4,041	Expeditors International of Washington, Inc.(b)	602,149
3,336	GXO Logistics, Inc.(a)(b)	175,607
		777,756
	Automobile Components — 0.0%
3,371	Gentex Corp.(b)	78,443
	Automobiles — 2.2%
265	Ferrari NV	97,933
14,786	Tesla, Inc.(a)(b)	6,649,560
		6,747,493
	Banks — 3.7%
43,514	Bank of America Corp.(b)	2,393,270
4,456	East West Bancorp, Inc.(b)	500,810
18,818	Fifth Third Bancorp(b)	880,870
6,570	First Horizon Corp.(b)	157,023
791	ICICI Bank Ltd., ADR	23,572
15,997	JPMorgan Chase & Co.(b)	5,154,553
21,813	Wells Fargo & Co.(b)	2,032,972
		11,143,070
	Beverages — 1.1%
1,651	Celsius Holdings, Inc.(a)(b)	75,517
5,077	Coca-Cola Europacific Partners PLC(b)	460,484
4,119	Constellation Brands, Inc., Class A(b)	568,257
15,480	PepsiCo, Inc.(b)	2,221,690
		3,325,948
	Biotechnology — 1.7%
9,699	AbbVie, Inc.(b)	2,216,124
318	Alnylam Pharmaceuticals, Inc.(a)(b)	126,453
3,755	Amgen, Inc.(b)	1,229,049
778	BioMarin Pharmaceutical, Inc.(a)(b)	46,236
771	Exact Sciences Corp.(a)(b)	78,303
948	Ionis Pharmaceuticals, Inc.(a)	74,996
3,534	Moderna, Inc.(a)(b)	104,218
475	United Therapeutics Corp.(a)(b)	231,444
2,166	Vertex Pharmaceuticals, Inc.(a)(b)	981,978
		5,088,801
	Broadline Retail — 4.0%
658	Alibaba Group Holding Ltd., ADR	96,450
51,081	Amazon.com, Inc.(a)(b)	11,790,516
2,019	JD.com, Inc., ADR(b)	57,945
54	MercadoLibre, Inc.(a)	108,770
574	PDD Holdings, Inc., ADR(a)	65,086
		12,118,767
Shares	Description	Value (†)
	Building Products — 0.1%
1,240	Fortune Brands Innovations, Inc.(b)	$62,025
726	Lennox International, Inc.(b)	352,531
		414,556
	Capital Markets — 3.3%
13,575	Bank of New York Mellon Corp.(b)	1,575,922
1,380	BlackRock, Inc.(b)	1,477,069
6,405	Blackstone, Inc.(b)	987,267
3,658	Brookfield Asset Management Ltd., Class A(b)	191,643
15,593	Brookfield Corp.(b)	715,563
14,904	Franklin Resources, Inc.(b)	356,056
3,107	Jefferies Financial Group, Inc.(b)	192,541
6,198	KKR & Co., Inc.(b)	790,121
792	LPL Financial Holdings, Inc.(b)	282,879
11,418	Morgan Stanley(b)	2,027,037
943	MSCI, Inc.(b)	541,027
4,691	Raymond James Financial, Inc.(b)	753,328
		9,890,453
	Chemicals — 0.9%
2,031	Air Products & Chemicals, Inc.(b)	501,698
3,979	Linde PLC(b)	1,696,606
2,920	Nutrien Ltd.(b)	180,222
3,228	RPM International, Inc.(b)	335,712
		2,714,238
	Commercial Services & Supplies — 0.7%
3,931	Waste Connections, Inc.(b)	689,340
5,837	Waste Management, Inc.(b)	1,282,447
		1,971,787
	Communications Equipment — 1.0%
1,513	Ciena Corp.(a)(b)	353,845
29,293	Cisco Systems, Inc.(b)	2,256,440
29,041	Telefonaktiebolaget LM Ericsson, ADR(b)	280,246
		2,890,531
	Construction & Engineering — 0.1%
1,546	AECOM	147,380
291	Sterling Infrastructure, Inc.(a)	89,113
		236,493
	Construction Materials — 0.3%
1,643	Martin Marietta Materials, Inc.(b)	1,023,030
	Consumer Finance — 0.4%
5,374	Ally Financial, Inc.(b)	243,389
13,254	Synchrony Financial(b)	1,105,781
		1,349,170
	Consumer Staples Distribution & Retail — 1.9%
1,596	BJ's Wholesale Club Holdings, Inc.(a)(b)	143,688
3,041	Costco Wholesale Corp.(b)	2,622,376
2,109	Maplebear, Inc.(a)	94,863
26,234	Walmart, Inc.(b)	2,922,730
		5,783,657
	Containers & Packaging — 0.2%
5,343	Crown Holdings, Inc.(b)	550,169
	Distributors — 0.1%
8,829	LKQ Corp.(b)	266,636
	Diversified Consumer Services — 0.1%
2,315	Service Corp. International(b)	180,501
	Diversified Telecommunication Services — 0.5%
58,259	AT&T, Inc.(b)	1,447,154
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of December 31, 2025
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Electric Utilities — 1.5%
11,920	Alliant Energy Corp.(b)	$774,919
14,105	American Electric Power Co., Inc.(b)	1,626,448
2,016	Constellation Energy Corp.(b)	712,192
8,776	OGE Energy Corp.(b)	374,735
31,455	PPL Corp.(b)	1,101,554
		4,589,848
	Electrical Equipment — 1.2%
1,012	Acuity, Inc.(b)	364,361
6,342	Emerson Electric Co.(b)	841,710
1,764	GE Vernova, Inc.(b)	1,152,898
1,572	Hubbell, Inc.(b)	698,141
1,104	Nextpower, Inc., Class A(a)(b)	96,169
2,958	nVent Electric PLC(b)	301,627
4,249	Sensata Technologies Holding PLC(b)	141,449
		3,596,355
	Electronic Equipment, Instruments & Components — 0.4%
1,677	Arrow Electronics, Inc.(a)(b)	184,772
2,406	CDW Corp.(b)	327,697
1,358	Coherent Corp.(a)(b)	250,646
197	Fabrinet(a)	89,690
7,429	Flex Ltd.(a)(b)	448,860
		1,301,665
	Energy Equipment & Services — 0.1%
23,076	NOV, Inc.(b)	360,678
	Entertainment — 1.6%
2,001	Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	197,119
24,657	Netflix, Inc.(a)(b)	2,311,840
1,590	Roku, Inc.(a)(b)	172,499
277	Spotify Technology SA(a)	160,857
1,198	TKO Group Holdings, Inc.(b)	250,382
11,164	Walt Disney Co.(b)	1,270,128
16,209	Warner Bros. Discovery, Inc.(a)(b)	467,143
		4,829,968
	Financial Services — 4.1%
10,696	Berkshire Hathaway, Inc., Class B(a)(b)	5,376,344
5,107	Block, Inc.(a)(b)	332,415
5,424	Mastercard, Inc., Class A(b)	3,096,453
10,032	Visa, Inc., Class A(b)	3,518,323
		12,323,535
	Food Products — 0.8%
8,507	Campbell's Co.(b)	237,090
30,870	Conagra Brands, Inc.	534,360
2,045	Ingredion, Inc.(b)	225,482
46,013	Kraft Heinz Co.(b)	1,115,815
2,313	Post Holdings, Inc.(a)(b)	229,102
		2,341,849
	Ground Transportation — 0.9%
3,486	Canadian National Railway Co.(b)	344,591
4,458	Canadian Pacific Kansas City Ltd.(b)	328,242
3,180	J.B. Hunt Transport Services, Inc.(b)	618,001
311	Saia, Inc.(a)(b)	101,548
12,990	Uber Technologies, Inc.(a)(b)	1,061,413
1,248	XPO, Inc.(a)(b)	169,616
		2,623,411
	Health Care Equipment & Supplies — 2.1%
13,184	Abbott Laboratories(b)	1,651,824
4,236	Alcon AG(b)	333,839
Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
6,404	Edwards Lifesciences Corp.(a)(b)	$545,941
1,054	IDEXX Laboratories, Inc.(a)(b)	713,063
2,537	Intuitive Surgical, Inc.(a)(b)	1,436,855
13,681	Medtronic PLC(b)	1,314,197
784	Teleflex, Inc.(b)	95,679
1,661	Zimmer Biomet Holdings, Inc.(b)	149,357
		6,240,755
	Health Care Providers & Services — 0.9%
3,010	Cigna Group(b)	828,442
2,836	Elevance Health, Inc.(b)	994,160
1,977	Labcorp Holdings, Inc.(b)	495,990
1,349	Molina Healthcare, Inc.(a)	234,105
1,148	Tenet Healthcare Corp.(a)(b)	228,131
		2,780,828
	Health Care REITs — 0.3%
11,399	Ventas, Inc.(b)	882,055
	Health Care Technology — 0.1%
1,351	Veeva Systems, Inc., Class A(a)(b)	301,584
	Hotels, Restaurants & Leisure — 1.5%
277	Booking Holdings, Inc.(b)	1,483,426
2,467	DraftKings, Inc., Class A(a)(b)	85,013
4,186	Hilton Worldwide Holdings, Inc.(b)	1,202,429
7,362	MGM Resorts International(a)(b)	268,639
4,673	Restaurant Brands International, Inc.(b)	318,839
8,398	Starbucks Corp.(b)	707,196
1,777	Texas Roadhouse, Inc.(b)	294,982
1,474	Trip.com Group Ltd., ADR(b)	105,995
		4,466,519
	Household Durables — 0.4%
6,602	PulteGroup, Inc.(b)	774,151
3,406	Toll Brothers, Inc.(b)	460,559
		1,234,710
	Household Products — 0.5%
2,026	Church & Dwight Co., Inc.(b)	169,880
6,410	Clorox Co.(b)	646,320
8,203	Kimberly-Clark Corp.(b)	827,601
		1,643,801
	Independent Power & Renewable Electricity Producers — 0.1%
2,512	Vistra Corp.(b)	405,261
	Insurance — 2.1%
5,620	Arch Capital Group Ltd.(a)(b)	539,070
4,569	Cincinnati Financial Corp.(b)	746,209
12,601	Hartford Insurance Group, Inc.(b)	1,736,418
12,515	Manulife Financial Corp.(b)	454,044
226	Markel Group, Inc.(a)(b)	485,821
7,280	Prudential Financial, Inc.(b)	821,766
911	RenaissanceRe Holdings Ltd.(b)	256,137
9,505	W.R. Berkley Corp.(b)	666,491
1,872	Willis Towers Watson PLC(b)	615,139
		6,321,095
	Interactive Media & Services — 8.2%
24,416	Alphabet, Inc., Class A(b)	7,642,208
30,213	Alphabet, Inc., Class C(b)	9,480,839
572	Baidu, Inc., ADR(a)	74,738
11,240	Meta Platforms, Inc., Class A(b)	7,419,412
		24,617,197
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of December 31, 2025
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	IT Services — 0.8%
2,466	Amdocs Ltd.(b)	$198,538
5,987	International Business Machines Corp.(b)	1,773,409
1,283	Shopify, Inc., Class A(a)(b)	206,525
2,043	Twilio, Inc., Class A(a)(b)	290,596
		2,469,068
	Leisure Products — 0.2%
6,969	Brunswick Corp.(b)	517,379
	Life Sciences Tools & Services — 0.9%
13,295	Avantor, Inc.(a)(b)	152,361
371	Bio-Rad Laboratories, Inc., Class A(a)(b)	112,409
487	ICON PLC(a)(b)	88,741
1,145	Illumina, Inc.(a)(b)	150,178
3,154	Thermo Fisher Scientific, Inc.(b)	1,827,585
1,262	Waters Corp.(a)(b)	479,346
		2,810,620
	Machinery — 1.8%
1,549	AGCO Corp.(b)	161,592
3,837	Caterpillar, Inc.(b)	2,198,102
17,215	CNH Industrial NV(b)	158,722
2,064	Cummins, Inc.(b)	1,053,569
2,108	Deere & Co.(b)	981,422
8,812	Otis Worldwide Corp.(b)	769,728
		5,323,135
	Media — 0.2%
2,337	Liberty Broadband Corp., Class C(a)(b)	113,578
5,490	Omnicom Group, Inc.(b)	443,318
		556,896
	Metals & Mining — 0.4%
5,282	Alcoa Corp.(b)	280,685
8,448	Barrick Mining Corp.(b)	367,910
2,026	Rio Tinto PLC, ADR(b)	162,141
2,170	Southern Copper Corp.(b)	311,330
15,961	Vale SA, ADR(b)	207,972
		1,330,038
	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
56,955	AGNC Investment Corp.(b)	610,558
	Multi-Utilities — 0.8%
11,208	Ameren Corp.(b)	1,119,231
17,690	CMS Energy Corp.(b)	1,237,062
		2,356,293
	Oil, Gas & Consumable Fuels — 2.4%
3,257	Antero Resources Corp.(a)(b)	112,236
13,496	Canadian Natural Resources Ltd.(b)	456,840
15,568	Cenovus Energy, Inc.(b)	263,410
1,244	Cheniere Energy, Inc.(b)	241,821
13,808	ConocoPhillips(b)	1,292,567
1,440	DT Midstream, Inc.(b)	172,339
3,390	Enbridge, Inc.(b)	162,144
26,432	Exxon Mobil Corp.(b)	3,180,827
2,927	HF Sinclair Corp.(b)	134,876
2,051	Ovintiv, Inc.(b)	80,379
5,430	Suncor Energy, Inc.(b)	240,875
4,223	Targa Resources Corp.(b)	779,143
4,411	TC Energy Corp.(b)	242,649
		7,360,106
Shares	Description	Value (†)
	Passenger Airlines — 0.3%
16,958	American Airlines Group, Inc.(a)(b)	$259,966
8,680	Delta Air Lines, Inc.(b)	602,392
		862,358
	Personal Care Products — 0.1%
6,675	BellRing Brands, Inc.(a)(b)	178,423
	Pharmaceuticals — 3.3%
2,911	AstraZeneca PLC, ADR(b)	267,608
4,265	Eli Lilly & Co.(b)	4,583,510
408	Jazz Pharmaceuticals PLC(a)(b)	69,360
14,232	Johnson & Johnson(b)	2,945,312
15,345	Merck & Co., Inc.(b)	1,615,215
2,284	Novartis AG, ADR(b)	314,895
6,802	Teva Pharmaceutical Industries Ltd., ADR(a)(b)	212,291
		10,008,191
	Professional Services — 0.5%
1,430	Booz Allen Hamilton Holding Corp.(b)	120,635
2,016	Leidos Holdings, Inc.(b)	363,686
1,650	SS&C Technologies Holdings, Inc.(b)	144,243
1,196	TransUnion(b)	102,557
2,855	Verisk Analytics, Inc.(b)	638,635
		1,369,756
	Real Estate Management & Development — 0.1%
591	Jones Lang LaSalle, Inc.(a)(b)	198,854
	Residential REITs — 0.1%
10,536	Invitation Homes, Inc.(b)	292,795
1,357	Sun Communities, Inc.(b)	168,146
		460,941
	Retail REITs — 0.3%
567	NNN REIT, Inc.(b)	22,470
17,249	Realty Income Corp.(b)	972,326
		994,796
	Semiconductors & Semiconductor Equipment — 14.0%
9,251	Advanced Micro Devices, Inc.(a)(b)	1,981,194
4,329	Amkor Technology, Inc.(b)	170,909
6,159	Applied Materials, Inc.(b)	1,582,801
418	ASML Holding NV(b)	447,201
24,773	Broadcom, Inc.(b)	8,573,935
2,535	Entegris, Inc.(b)	213,574
1,309	Lattice Semiconductor Corp.(a)(b)	96,316
2,258	Marvell Technology, Inc.(b)	191,885
6,578	Micron Technology, Inc.(b)	1,877,427
125,351	NVIDIA Corp.(b)	23,377,962
9,253	QUALCOMM, Inc.(b)	1,582,726
1,941	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	589,851
7,854	Texas Instruments, Inc.(b)	1,362,590
		42,048,371
	Software — 10.3%
3,261	Adobe, Inc.(a)(b)	1,141,318
1,465	AppLovin Corp., Class A(a)	987,146
583	Atlassian Corp., Class A(a)(b)	94,528
1,268	Check Point Software Technologies Ltd.(a)(b)	235,290
2,192	Docusign, Inc.(a)(b)	149,933
6,842	Fortinet, Inc.(a)(b)	543,323
1,958	Intuit, Inc.(b)	1,297,018
966	Manhattan Associates, Inc.(a)(b)	167,418
38,537	Microsoft Corp.(b)	18,637,264
2,222	Nutanix, Inc., Class A(a)(b)	114,855
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of December 31, 2025
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Software — continued
9,145	Oracle Corp.(b)	$1,782,452
12,283	Palantir Technologies, Inc., Class A(a)(b)	2,183,303
6,421	Salesforce, Inc.(b)	1,700,987
1,396	SAP SE, ADR(b)	339,102
8,675	ServiceNow, Inc.(a)(b)	1,328,923
3,530	Zoom Communications, Inc.(a)(b)	304,604
750	Zscaler, Inc.(a)(b)	168,690
		31,176,154
	Specialized REITs — 0.5%
10,792	CubeSmart(b)	389,051
8,822	Gaming & Leisure Properties, Inc.(b)	394,255
3,569	SBA Communications Corp.(b)	690,352
		1,473,658
	Specialty Retail — 1.4%
626	Burlington Stores, Inc.(a)(b)	180,820
933	Dick's Sporting Goods, Inc.(b)	184,706
424	Five Below, Inc.(a)	79,865
6,277	Gap, Inc.(b)	160,691
6,871	Home Depot, Inc.(b)	2,364,311
4,692	Lowe's Cos., Inc.(b)	1,131,523
1,409	Williams-Sonoma, Inc.(b)	251,633
		4,353,549
	Technology Hardware, Storage & Peripherals — 7.2%
76,816	Apple, Inc.(b)	20,883,198
3,341	Dell Technologies, Inc., Class C(b)	420,565
4,588	Pure Storage, Inc., Class A(a)(b)	307,442
4,642	Super Micro Computer, Inc.(a)(b)	135,871
		21,747,076
	Tobacco — 0.2%
10,975	British American Tobacco PLC, ADR(b)	621,405
Shares	Description	Value (†)
	Trading Companies & Distributors — 0.2%
1,842	Ferguson Enterprises, Inc.(b)	$410,084
304	Watsco, Inc.	102,433
		512,517
	Water Utilities — 0.1%
7,929	Essential Utilities, Inc.(b)	304,156
	Wireless Telecommunication Services — 0.2%
11,773	America Movil SAB de CV, ADR(b)	243,348
22,530	Vodafone Group PLC, ADR(b)	297,621
		540,969
	Total Common Stocks (Identified Cost $139,613,832)	296,573,684

Principal Amount
Short-Term Investments — 2.5%
$7,443,958	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $7,444,847 on 1/02/2026 collateralized by $7,561,300 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $7,592,970 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,443,958)	7,443,958
	Total Investments — 100.9% (Identified Cost $147,057,790)	304,017,642
	Other assets less liabilities — (0.9)%	(2,716,453)
	Net Assets — 100.0%	$301,301,189
Written Options — (1.0%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.0%)
S&P 500® Index, Call	1/16/2026	6,800	(48)	$(32,858,400)	$(549,312)	$(494,160)
S&P 500® Index, Call	1/16/2026	7,200	(47)	(32,173,850)	(243,599)	(2,115)
S&P 500® Index, Call	1/30/2026	6,900	(47)	(32,173,850)	(479,725)	(370,830)
S&P 500® Index, Call	1/30/2026	7,000	(48)	(32,858,400)	(307,110)	(170,640)
S&P 500® Index, Call	2/20/2026	6,900	(48)	(32,858,400)	(486,118)	(558,000)
S&P 500® Index, Call	2/20/2026	7,000	(95)	(65,032,250)	(811,950)	(638,875)
S&P 500® Index, Call	3/20/2026	7,100	(48)	(32,858,400)	(399,279)	(345,120)
S&P 500® Index, Call	3/31/2026	7,100	(48)	(32,858,400)	(489,255)	(411,360)
Total					$(3,766,348)	$(2,991,100)

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of December 31, 2025
Mirova Global Megatrends Fund

Shares	Description	Value (†)
Common Stocks — 98.4% of Net Assets
	Belgium — 1.4%
92,753	KBC Group NV	$12,079,775
	Canada — 4.5%
130,450	Canadian Pacific Kansas City Ltd.	9,605,033
175,708	Shopify, Inc., Class A(a)	28,283,717
		37,888,750
	Denmark — 1.1%
334,938	Vestas Wind Systems AS	9,059,134
	France — 4.1%
56,185	Air Liquide SA	10,560,190
324,862	Credit Agricole SA	6,688,214
56,355	EssilorLuxottica SA	17,819,328
		35,067,732
	Germany — 3.0%
61,504	SAP SE	14,943,536
126,730	Symrise AG	10,267,857
		25,211,393
	Japan — 2.3%
516,566	Sekisui House Ltd.	11,526,260
543,544	Terumo Corp.	7,900,507
		19,426,767
	Netherlands — 4.1%
10,882	Adyen NV(a)	17,548,035
16,191	ASML Holding NV	17,446,129
		34,994,164
	Spain — 4.0%
1,554,311	Iberdrola SA	33,656,102
	Taiwan — 4.3%
118,534	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	36,021,297
	United Kingdom — 4.7%
94,730	AstraZeneca PLC	17,530,666
2,689,779	Legal & General Group PLC	9,466,935
155,819	RELX PLC	6,277,451
104,850	Unilever PLC	6,860,298
		40,135,350
	United States — 64.9%
43,916	Accenture PLC, Class A	11,782,663
41,739	Advanced Drainage Systems, Inc.	6,045,059
70,054	AGCO Corp.	7,308,033
48,541	American Water Works Co., Inc.	6,334,601
176,435	Ball Corp.	9,345,762
85,866	Boston Scientific Corp.(a)	8,187,323
57,602	Broadcom, Inc.	19,936,052
66,089	Danaher Corp.	15,129,094
196,131	eBay, Inc.	17,083,010
87,428	Ecolab, Inc.	22,951,599
172,506	Edwards Lifesciences Corp.(a)	14,706,136
23,232	Eli Lilly & Co.	24,966,966
52,514	First Solar, Inc.(a)	13,718,232
29,100	Hubbell, Inc.	12,923,601
34,157	Intuitive Surgical, Inc.(a)	19,345,159
60,745	Lowe's Cos., Inc.	14,649,264
62,229	Mastercard, Inc., Class A	35,525,292
100,988	Microsoft Corp.	48,839,817
Shares	Description	Value (†)
	United States — continued
239,574	NextEra Energy, Inc.	$19,233,001
325,141	NVIDIA Corp.	60,638,796
102,126	Palo Alto Networks, Inc.(a)	18,811,609
12,117	Roper Technologies, Inc.	5,393,640
38,624	Salesforce, Inc.	10,231,884
164,858	Smurfit WestRock PLC	6,324,232
40,429	Thermo Fisher Scientific, Inc.	23,426,584
156,285	TJX Cos., Inc.	24,006,939
63,039	Veralto Corp.	6,290,031
48,349	Vertiv Holdings Co., Class A	7,833,021
48,034	Visa, Inc., Class A	16,846,004
87,545	Waste Management, Inc.	19,234,512
26,886	Watts Water Technologies, Inc., Class A	7,421,074
113,165	Xylem, Inc.	15,410,810
		549,879,800
	Total Common Stocks (Identified Cost $596,353,645)	833,420,264

Principal Amount
Short-Term Investments — 1.0%
$8,599,958	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $8,600,985 on 1/02/2026 collateralized by $8,735,500 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $8,772,067 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,599,958)	8,599,958
	Total Investments — 99.4% (Identified Cost $604,953,603)	842,020,222
	Other assets less liabilities — 0.6%	5,376,488
	Net Assets — 100.0%	$847,396,710

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Currency Exposure Summary at December 31, 2025
United States Dollar	74.0%
Euro	17.4
British Pound	4.6
Japanese Yen	2.3
Danish Krone	1.1
Total Investments	99.4
Other assets less liabilities	0.6
Net Assets	100.0%
See accompanying notes to financial statements.
9 |

Statements of Assets and Liabilities
December 31, 2025

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Megatrends Fund
ASSETS
Investments at cost	$1,495,237,672	$147,057,790	$604,953,603
Net unrealized appreciation	5,692,707,943	156,959,852	237,066,619
Investments at value	7,187,945,615	304,017,642	842,020,222
Cash	—	4,105	—
Foreign currency at value (identified cost $0, $0 and $4,486,925, respectively)	—	—	4,525,996
Receivable for Fund shares sold	6,994,594	6,672,212	1,101,290
Receivable for securities sold	16,843,828	857,991	—
Dividends and interest receivable	2,299,471	181,442	220,206
Tax reclaims receivable	—	—	923,662
Prepaid expenses	832	832	832
TOTAL ASSETS	7,214,084,340	311,734,224	848,792,208
LIABILITIES
Options written, at value (premiums received $80,417,982, $3,766,348 and $0, respectively) (Note 2)	51,161,840	2,991,100	—
Payable for securities purchased	10,018,168	7,094,285	—
Payable for Fund shares redeemed	3,828,598	27,070	600,969
Management fees payable (Note 6)	3,468,826	144,481	542,453
Deferred Trustees’ fees (Note 6)	1,431,712	74,809	81,821
Administrative fees payable (Note 6)	256,129	10,533	30,209
Payable to distributor (Note 6d)	56,026	2,528	9,631
Audit and tax services fees payable	54,979	53,665	44,526
Other accounts payable and accrued expenses	314,002	34,564	85,889
TOTAL LIABILITIES	70,590,280	10,433,035	1,395,498
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$7,143,494,060	$301,301,189	$847,396,710
NET ASSETS CONSIST OF:
Paid-in capital	$2,280,972,374	$169,817,731	$603,942,356
Accumulated earnings	4,862,521,686	131,483,458	243,454,354
NET ASSETS	$7,143,494,060	$301,301,189	$847,396,710
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$683,058,411	$3,442,922	$36,418,625
Shares of beneficial interest	13,370,584	154,153	1,664,608
Net asset value and redemption price per share	$51.09	$22.33	$21.88
Offering price per share (100/94.25 of net asset value) (Note 1)	$54.21	$23.69	$23.21
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$40,592,628	$821,078	$6,807,072
Shares of beneficial interest	809,146	37,387	333,952
Net asset value and offering price per share	$50.17	$21.96	$20.38
Class N shares:
Net assets	$484,161,507	$207,892	$139,265,250
Shares of beneficial interest	9,485,966	9,325	6,301,092
Net asset value, offering and redemption price per share	$51.04	$22.29	$22.10
Class Y shares:
Net assets	$5,935,681,514	$296,829,297	$664,905,763
Shares of beneficial interest	116,313,608	13,304,418	30,081,657
Net asset value, offering and redemption price per share	$51.03	$22.31	$22.10

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 10

Statements of Operations
For the Year Ended December 31, 2025

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Megatrends Fund
INVESTMENT INCOME
Dividends	$81,668,400	$3,277,022	$10,240,083
Non-cash dividends (Note 2b)	—	—	1,340,664
Interest	2,932,273	143,411	245,051
Less net foreign taxes withheld	(46,919)	(23,086)	(199,954)
	84,553,754	3,397,347	11,625,844
Expenses
Management fees (Note 6)	40,078,439	1,551,355	7,196,903
Service and distribution fees (Note 6)	2,089,004	17,706	169,275
Administrative fees (Note 6)	2,927,204	114,541	385,588
Trustees' fees and expenses (Note 6)	356,014	33,166	54,470
Transfer agent fees and expenses (Notes 6, 7 and 8)	4,860,499	184,199	787,239
Audit and tax services fees	60,136	58,761	49,221
Custodian fees and expenses	186,894	27,177	40,008
Legal fees	292,215	11,402	40,488
Registration fees	122,046	80,223	78,545
Shareholder reporting expenses	284,493	36,539	74,398
Miscellaneous expenses	190,232	47,102	118,555
Total expenses	51,447,176	2,162,171	8,994,690
Less waiver and/or expense reimbursement (Note 6)	(1,711,737)	(322,178)	(395,075)
Less expense offset (Note 8)	(110,549)	(3,605)	(3,627)
Net expenses	49,624,890	1,836,388	8,595,988
Net investment income	34,928,864	1,560,959	3,029,856
Net realized and unrealized gain (loss) on Investments, Options written and Foreign currency transactions
Net realized gain (loss) on:
Investments	301,725,408	5,219,378	37,881,769
Options written	(245,308,942)	(10,722,026)	—
Foreign currency transactions (Note 2c)	290	121	357,145
Net change in unrealized appreciation (depreciation) on:
Investments	621,120,724	39,282,610	87,767,908
Options written	(9,961,787)	(773,309)	—
Foreign currency translations (Note 2c)	(36)	36	222,802
Net realized and unrealized gain on Investments, Options written and Foreign currency transactions	667,575,657	33,006,810	126,229,624
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$702,504,521	$34,567,769	$129,259,480
See accompanying notes to financial statements.
11 |

Statements of Changes in Net Assets

	Gateway Fund		Gateway Equity Call Premium Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$34,928,864	$42,515,315	$1,560,959	$2,294,844
Net realized gain (loss) on investments, written options and foreign currency transactions	56,416,756	135,177,142	(5,502,527)	223,018
Net change in unrealized appreciation on investments, written options and foreign currency translations	611,158,901	759,933,774	38,509,337	47,479,027
Net increase in net assets resulting from operations	702,504,521	937,626,231	34,567,769	49,996,889
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,998,183)	(3,097,530)	(12,610)	(14,193)
Class C	(2,867)	(11,785)	—	(120)
Class N	(2,747,556)	(3,016,146)	(1,934)	(2,378)
Class Y	(30,585,317)	(37,271,753)	(1,669,586)	(2,311,948)
Total distributions	(35,333,923)	(43,397,214)	(1,684,130)	(2,328,639)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(326,191,782)	(544,007,895)	20,489,205	(70,230,561)
Net increase (decrease) in net assets	340,978,816	350,221,122	53,372,844	(22,562,311)
NET ASSETS
Beginning of the year	6,802,515,244	6,452,294,122	247,928,345	270,490,656
End of the year	$7,143,494,060	$6,802,515,244	$301,301,189	$247,928,345
See accompanying notes to financial statements.
| 12

Statements of Changes in Net Assets (continued)

	Mirova Global Megatrends Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$3,029,856	$3,348,019
Net realized gain on investments and foreign currency transactions	38,238,914	66,659,716
Net change in unrealized appreciation on investments and foreign currency translations	87,990,710	67,698,444
Net increase in net assets resulting from operations	129,259,480	137,706,179
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,537,476)	(620,763)
Class C	(355,120)	(168,351)
Class N	(8,261,798)	(5,830,968)
Class Y	(29,367,539)	(12,713,565)
Total distributions	(39,521,933)	(19,333,647)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(216,442,570)	(177,986,825)
Net decrease in net assets	(126,705,023)	(59,614,293)
NET ASSETS
Beginning of the year	974,101,733	1,033,716,026
End of the year	$847,396,710	$974,101,733
See accompanying notes to financial statements.
13 |

Financial Highlights
For a share outstanding throughout each period.

	Gateway Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$46.31	$40.42	$35.57	$40.70	$36.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.19	0.27	0.22	0.18
Net realized and unrealized gain (loss)	4.78	5.89	4.85	(5.13)	3.93
Total from Investment Operations	4.92	6.08	5.12	(4.91)	4.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.19)	(0.27)	(0.22)	(0.17)
Net asset value, end of the period	$51.09	$46.31	$40.42	$35.57	$40.70
Total return(b)(c)	10.59%	15.08%	14.43%	(12.06)%	11.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$683,058	$688,801	$778,973	$869,122	$1,073,713
Net expenses(d)	0.94%(e)	0.94%(f)	0.94%(f)	0.93%(g)	0.94%(g)
Gross expenses	0.97%(e)	0.98%(f)	0.98%(f)	0.96%(g)	0.98%(g)
Net investment income	0.30%	0.44%	0.71%	0.60%	0.46%
Portfolio turnover rate	17%	12%	18%	16%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes refund of prior year service fee of less than 0.01%. See Note 6b of Notes to Financial Statements.
(f)	Includes refund of prior year service fee of less than 0.01%.
(g)	Includes refund of prior year service fee of 0.01%.
See accompanying notes to financial statements.
| 14

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$45.70	$40.02	$35.26	$40.41	$36.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.22)	(0.14)	(0.02)	(0.06)	(0.11)
Net realized and unrealized gain (loss)	4.69	5.83	4.80	(5.09)	3.92
Total from Investment Operations	4.47	5.69	4.78	(5.15)	3.81
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.01)	(0.02)	—	—
Net asset value, end of the period	$50.17	$45.70	$40.02	$35.26	$40.41
Total return(c)(d)	9.72%	14.22%	13.56%	(12.74)%	10.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$40,593	$50,388	$61,730	$77,355	$114,019
Net expenses(e)	1.70%	1.70%	1.70%	1.70%	1.70%
Gross expenses	1.73%	1.73%	1.73%	1.71%	1.73%
Net investment loss	(0.46)%	(0.32)%	(0.06)%	(0.17)%	(0.30)%
Portfolio turnover rate	17%	12%	18%	16%	11%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
15 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$46.27	$40.39	$35.55	$40.68	$36.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.32	0.39	0.33	0.29
Net realized and unrealized gain (loss)	4.77	5.88	4.83	(5.13)	3.94
Total from Investment Operations	5.05	6.20	5.22	(4.80)	4.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.32)	(0.38)	(0.33)	(0.29)
Net asset value, end of the period	$51.04	$46.27	$40.39	$35.55	$40.68
Total return	10.89%	15.40%(b)	14.75%(b)	(11.80)%	11.57%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$484,162	$416,799	$540,446	$378,377	$504,299
Net expenses	0.65%	0.65%(c)	0.65%(c)	0.65%	0.65%(c)
Gross expenses	0.65%	0.66%	0.66%	0.65%	0.67%
Net investment income	0.59%	0.74%	1.00%	0.88%	0.74%
Portfolio turnover rate	17%	12%	18%	16%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
| 16

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$46.27	$40.38	$35.54	$40.67	$36.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.29	0.36	0.31	0.27
Net realized and unrealized gain (loss)	4.76	5.90	4.84	(5.13)	3.94
Total from Investment Operations	5.02	6.19	5.20	(4.82)	4.21
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.30)	(0.36)	(0.31)	(0.27)
Net asset value, end of the period	$51.03	$46.27	$40.38	$35.54	$40.67
Total return(b)	10.84%	15.37%	14.70%	(11.85)%	11.49%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,935,682	$5,646,527	$5,071,145	$5,013,186	$6,492,511
Net expenses(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.73%	0.73%	0.73%	0.71%	0.73%
Net investment income	0.54%	0.67%	0.94%	0.83%	0.70%
Portfolio turnover rate	17%	12%	18%	16%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
17 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$19.86	$17.01	$14.60	$16.66	$14.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.10	0.12	0.10	0.07
Net realized and unrealized gain (loss)	2.48	2.85	2.41	(2.06)	2.62
Total from Investment Operations	2.55	2.95	2.53	(1.96)	2.69
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.10)	(0.12)	(0.10)	(0.06)
Net asset value, end of the period	$22.33	$19.86	$17.01	$14.60	$16.66
Total return(b)(c)	12.91%	17.38%	17.35%	(11.77)%	19.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,443	$3,090	$2,073	$1,617	$2,613
Net expenses(d)	0.93%	0.93%	0.93%	0.93%	1.03%(e)(f)
Gross expenses	1.05%	1.07%	1.09%	1.16%	1.20%
Net investment income	0.34%	0.52%	0.78%	0.66%	0.43%
Portfolio turnover rate	18%	19%	32%	11%	5%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 1.20% to 0.93%.
(f)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
| 18

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$19.60	$16.83	$14.46	$16.52	$13.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.08)	(0.04)	0.00 (b)	(0.01)	(0.05)
Net realized and unrealized gain (loss)	2.44	2.81	2.38	(2.04)	2.61
Total from Investment Operations	2.36	2.77	2.38	(2.05)	2.56
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.00)(b)	(0.01)	(0.01)	(0.00)(b)
Net asset value, end of the period	$21.96	$19.60	$16.83	$14.46	$16.52
Total return(c)(d)	12.09%	16.47%	16.44%	(12.36)%	18.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$821	$1,053	$1,130	$944	$814
Net expenses(e)	1.68%	1.68%	1.68%	1.68%	1.79%(f)(g)
Gross expenses	1.80%	1.82%	1.84%	1.91%	1.96%
Net investment income (loss)	(0.40)%	(0.23)%	0.03%	(0.06)%	(0.33)%
Portfolio turnover rate	18%	19%	32%	11%	5%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.68%.
(g)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
19 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$19.82	$16.98	$14.57	$16.63	$14.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.15	0.17	0.14	0.11
Net realized and unrealized gain (loss)	2.48	2.85	2.40	(2.05)	2.61
Total from Investment Operations	2.61	3.00	2.57	(1.91)	2.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.16)	(0.16)	(0.15)	(0.10)
Net asset value, end of the period	$22.29	$19.82	$16.98	$14.57	$16.63
Total return(b)	13.27%	17.69%	17.74%	(11.51)%	19.49%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$208	$309	$255	$219	$437
Net expenses(c)	0.63%	0.63%	0.63%	0.63%	0.77%(d)
Gross expenses	1.07%	1.05%	1.28%	1.23%	1.08%
Net investment income	0.63%	0.82%	1.08%	0.95%	0.70%
Portfolio turnover rate	18%	19%	32%	11%	5%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.63%.
See accompanying notes to financial statements.
| 20

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$19.84	$16.99	$14.59	$16.65	$14.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.14	0.17	0.14	0.10
Net realized and unrealized gain (loss)	2.48	2.86	2.39	(2.06)	2.63
Total from Investment Operations	2.60	3.00	2.56	(1.92)	2.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.15)	(0.16)	(0.14)	(0.10)
Net asset value, end of the period	$22.31	$19.84	$16.99	$14.59	$16.65
Total return(b)	13.20%	17.68%	17.59%	(11.48)%	19.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$296,829	$243,477	$267,033	$136,629	$102,004
Net expenses(c)	0.68%	0.68%	0.68%	0.68%	0.78%(d)(e)
Gross expenses	0.80%	0.82%	0.84%	0.91%	0.95%
Net investment income	0.59%	0.76%	1.04%	0.95%	0.67%
Portfolio turnover rate	18%	19%	32%	11%	5%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.68%.
(e)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$19.89	$17.94	$15.22	$20.53	$19.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.01	0.06	0.08	(0.01)
Net realized and unrealized gain (loss)	2.90	2.30	2.73	(4.62)	3.45
Total from Investment Operations	2.92	2.31	2.79	(4.54)	3.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.03)	(0.07)	(0.07)	(0.00)(b)
Net realized capital gains	(0.90)	(0.33)	—	(0.70)	(2.48)
Total Distributions	(0.93)	(0.36)	(0.07)	(0.77)	(2.48)
Net asset value, end of the period	$21.88	$19.89	$17.94	$15.22	$20.53
Total return(c)(d)	15.00%	12.83%	18.32%	(22.56)%	17.82%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$36,419	$35,416	$30,525	$29,013	$43,117
Net expenses(e)	1.20%	1.20%	1.20%	1.20%(f)	1.21%(g)
Gross expenses	1.26%	1.24%	1.24%	1.26%(f)	1.24%(g)
Net investment income (loss)	0.09%	0.05%	0.37%	0.51%	(0.03)%
Portfolio turnover rate	21%	18%	23%	23%	40%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.25%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.24%.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$18.70	$16.99	$14.48	$19.62	$18.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.12)	(0.13)	(0.06)	(0.04)	(0.16)
Net realized and unrealized gain (loss)	2.70	2.18	2.58	(4.40)	3.31
Total from Investment Operations	2.58	2.05	2.52	(4.44)	3.15
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	(0.01)	—	(0.00)(b)
Net realized capital gains	(0.90)	(0.33)	—	(0.70)	(2.48)
Total Distributions	(0.90)	(0.34)	(0.01)	(0.70)	(2.48)
Net asset value, end of the period	$20.38	$18.70	$16.99	$14.48	$19.62
Total return(c)(d)	14.17%	11.99%	17.41%	(23.11)%	16.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$6,807	$9,305	$10,786	$11,441	$17,248
Net expenses(e)	1.95%	1.95%	1.95%	1.95%(f)	1.96%(g)
Gross expenses	2.01%	1.99%	1.99%	2.01%(f)	1.99%(g)
Net investment loss	(0.64)%	(0.70)%	(0.38)%	(0.23)%	(0.79)%
Portfolio turnover rate	21%	18%	23%	23%	40%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.00%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 1.99%.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$20.08	$18.11	$15.36	$20.72	$19.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.07	0.11	0.13	0.05
Net realized and unrealized gain (loss)	2.93	2.32	2.76	(4.67)	3.49
Total from Investment Operations	3.02	2.39	2.87	(4.54)	3.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.09)	(0.12)	(0.12)	(0.05)
Net realized capital gains	(0.90)	(0.33)	—	(0.70)	(2.48)
Total Distributions	(1.00)	(0.42)	(0.12)	(0.82)	(2.53)
Net asset value, end of the period	$22.10	$20.08	$18.11	$15.36	$20.72
Total return	15.38%(b)	13.15%	18.70%	(22.32)%	18.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$139,265	$285,343	$239,009	$189,957	$219,679
Net expenses	0.89%(c)	0.89%	0.89%	0.90%(d)	0.91%(e)(f)
Gross expenses	0.90%	0.89%	0.89%	0.90%(d)	0.91%(e)(f)
Net investment income	0.44%	0.36%	0.64%	0.81%	0.24%
Portfolio turnover rate	21%	18%	23%	23%	40%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.89% and the ratio of gross expenses would have been 0.89%.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 0.90%.
(f)	Includes fee/expense recovery of 0.01%.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$20.08	$18.11	$15.36	$20.71	$19.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.07	0.11	0.12	0.05
Net realized and unrealized gain (loss)	2.93	2.31	2.75	(4.66)	3.46
Total from Investment Operations	3.00	2.38	2.86	(4.54)	3.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.08)	(0.11)	(0.11)	(0.03)
Net realized capital gains	(0.90)	(0.33)	—	(0.70)	(2.48)
Total Distributions	(0.98)	(0.41)	(0.11)	(0.81)	(2.51)
Net asset value, end of the period	$22.10	$20.08	$18.11	$15.36	$20.71
Total return(b)	15.32%	13.06%	18.63%	(22.33)%	18.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$664,906	$644,038	$753,396	$637,021	$840,638
Net expenses(c)	0.95%	0.95%	0.95%	0.95%(d)	0.96%(e)
Gross expenses	1.01%	0.99%	0.99%	1.01%(d)	0.99%(e)
Net investment income	0.33%	0.32%	0.63%	0.76%	0.22%
Portfolio turnover rate	21%	18%	23%	23%	40%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.00%.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 0.99%.
See accompanying notes to financial statements.
25 |

Notes to Financial Statements
December 31, 2025
1.Organization. Gateway Trust and Natixis Funds Trust I (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Gateway Trust:
Gateway Fund
Gateway Equity Call Premium Fund
Natixis Funds Trust I:
Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund) (“Global Megatrends Fund”)

Effective May 1, 2025, the Board of Trustees approved a change in the name of Global Megatrends Fund. The Fund's investment goal and principal investment strategies did not change as a result of the name change.
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing
| 26

Notes to Financial Statements (continued)
December 31, 2025
bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Option Contracts. Gateway Fund and Gateway Equity Call Premium Fund’s investment strategies make use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to a Fund are reduced.
27 |

Notes to Financial Statements (continued)
December 31, 2025
When a Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Fund enters into a closing purchase transaction. When an index call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. A Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.
When a Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or a Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of December 31, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as redemptions in-kind, passive foreign investment company adjustments, capital gain distribution received, return of capital distributions received, corporate actions, distributions in excess of income and/or capital gain and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, passive foreign investment company adjustments, capital gain distribution received, corporate actions, options contract mark-to-market, deferral of EU reclaim and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
| 28

Notes to Financial Statements (continued)
December 31, 2025
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Gateway Fund	$35,333,923	$ —	$35,333,923	$43,397,214	$ —	$43,397,214
Gateway Equity Call Premium Fund	1,684,130	—	1,684,130	2,328,639	—	2,328,639
Global Megatrends Fund	3,123,117	36,398,816	39,521,933	3,727,590	15,606,057	19,333,647
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Gateway Fund	Gateway Equity Call Premium Fund	Global Megatrends Fund
Undistributed ordinary income	$452,049	$ —	$ —
Undistributed long-term capital gains	—	—	9,723,190
Total undistributed earnings	452,049	—	9,723,190
Capital loss carryforward:
Short-term:
No expiration date	(859,986,661)	(20,789,531)	—
Long-term:
No expiration date	—	(4,568,795)	—
Total capital loss carryforward	(859,986,661)	(25,358,326)	—
Late-year ordinary and post-October capital loss deferrals*	—	—	(85,860)
Unrealized appreciation	5,723,488,010	156,916,593	233,898,845
Total accumulated earnings	$4,863,953,398	$131,558,267	$243,536,175

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Megatrends Fund is deferring foreign currency losses.

As of December 31, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Gateway Fund	Gateway Equity Call Premium Fund	Global Megatrends Fund
Federal tax cost	$1,493,884,766	$147,101,064	$608,214,084
Gross tax appreciation	$5,757,502,456	$158,178,873	$253,009,409
Gross tax depreciation	(34,014,443)	(1,262,295)	(19,203,271)
Net tax appreciation	$5,723,488,013	$156,916,578	$233,806,138
The difference between these amounts and those reported in the components of distributable earnings, if any, are primarily attributable to foreign currency mark-to-market.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in
29 |

Notes to Financial Statements (continued)
December 31, 2025
the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of December 31, 2025, at value:
Gateway Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,021,590,425	$ —	$ —	$7,021,590,425
Purchased Options(a)	40,434,295	—	—	40,434,295
Short-Term Investments	—	125,920,895	—	125,920,895
Total	$7,062,024,720	$125,920,895	$ —	$7,187,945,615

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(51,161,840)	$ —	$ —	$(51,161,840)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 30

Notes to Financial Statements (continued)
December 31, 2025

Gateway Equity Call Premium Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$296,573,684	$ —	$ —	$296,573,684
Short-Term Investments	—	7,443,958	—	7,443,958
Total Investments	$296,573,684	$7,443,958	$—	$304,017,642

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(2,991,100)	$ —	$ —	$(2,991,100)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Megatrends Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$ —	$12,079,775	$ —	$12,079,775
Denmark	—	9,059,134	—	9,059,134
France	—	35,067,732	—	35,067,732
Germany	—	25,211,393	—	25,211,393
Japan	—	19,426,767	—	19,426,767
Netherlands	—	34,994,164	—	34,994,164
Spain	—	33,656,102	—	33,656,102
United Kingdom	—	40,135,350	—	40,135,350
United States	543,555,568	6,324,232	—	549,879,800
All Other Common Stocks(a)	73,910,047	—	—	73,910,047
Total Common Stocks	617,465,615	215,954,649	—	833,420,264
Short-Term Investments	—	8,599,958	—	8,599,958
Total Investments	$617,465,615	$224,554,607	$—	$842,020,222

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments the Funds used during the period include written index call options and purchased index put options.
Through the use of index options, Gateway Fund and Gateway Equity Call Premium Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Each Fund seeks to provide an efficient trade-off between risk and reward, where risk is characterized by volatility or fluctuations in value over time. To meet this objective, the Funds invest in a broadly diversified portfolio of common stocks, while also writing index call options and, for Gateway Fund, purchasing index put options. Writing index call options can reduce a Fund's volatility, provide a steady cash flow and be an important source of a Fund's return, although it also may reduce a Fund's ability to profit from increases in the value of its equity portfolio. Buying index put options, can protect a Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. For Gateway Fund, the combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. For Gateway Equity Call Premium Fund, the combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the year ended December 31, 2025, Gateway Fund used written index call options and purchased index put options and Gateway Equity Call Premium Fund used written index call options in accordance with these strategies.
31 |

Notes to Financial Statements (continued)
December 31, 2025
The following is a summary of derivative instruments for Gateway Fund as of December 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$40,434,295

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(51,161,840)

1	Represents purchased options, at value.
Transactions in derivative instruments for Gateway Fund during the year ended December 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Options written
Equity contracts	$(96,222,865)	$(245,308,942)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Options written
Equity contracts	$(30,247,787)	$(9,961,787)

1	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of December 31, 2025, as reflected within the Statements of Assets and Liabilities:
Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(2,991,100)
Transactions in derivative instruments for Gateway Equity Call Premium Fund during the year ended December 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Options written
Equity contracts	$(10,722,026)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$(773,309)
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the year ended December 31, 2025. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Options purchased	Options written
Gateway Fund	$6,415,859,075	$6,704,956,958
Gateway Equity Call Premium Fund	—	264,197,925
| 32

Notes to Financial Statements (continued)
December 31, 2025
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended December 31, 2025, purchases and sales of securities (excluding short-term investments and option contracts) were as follows:
Fund	Purchases	Sales
Gateway Fund	$1,124,888,519	$1,813,241,510
Gateway Equity Call Premium Fund	57,593,506	49,321,856
Global Megatrends Fund	189,064,333	436,813,674
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to Gateway Fund and Gateway Equity Call Premium Fund. Gateway Advisers is a subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $5 billion	Next $5 billion	Over $10 billion
Gateway Fund	0.60%	0.55%	0.53%
Gateway Equity Call Premium Fund	0.58%	0.58%	0.58%
Mirova US LLC ("Mirova US") serves as investment adviser to Global Megatrends Fund. Mirova US is a wholly-owned subsidiary of Mirova, which is in turn a subsidiary of Natixis Investment Managers. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80%, calculated daily and payable monthly, based on the Fund’s average daily net assets.
Gateway Advisers and Mirova US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2026, may be terminated before then only with the consent of the Funds' Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended December 31, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	0.94%	1.70%	0.65%	0.70%
Gateway Equity Call Premium Fund	0.93%	1.68%	0.63%	0.68%
Global Megatrends Fund	1.20%	1.95%	0.90%	0.95%
Gateway Advisers and Mirova US shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
33 |

Notes to Financial Statements (continued)
December 31, 2025
For the year ended December 31, 2025, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Gateway Fund	$40,078,439	$1,644,870	$38,433,569	0.59%	0.56%
Gateway Equity Call Premium Fund	1,551,355	321,187	1,230,168	0.58%	0.46%
Global Megatrends Fund	7,196,903	—	7,196,903	0.80%	0.80%

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
For the year ended December 31, 2025, class-specific expenses have been reimbursed as follows:
	Reimbursement[1]
	Class A	Class C	Class N	Class Y	Total
Gateway Fund	$66,867	$ —	$ —	$ —	$66,867
Global Megatrends Fund	19,904	4,727	—	365,670	390,301

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended December 31, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Fund	$1,642,443	$111,640	$334,921
Gateway Equity Call Premium Fund	8,433	2,318	6,955
Global Megatrends Fund	87,395	20,470	61,410
For the year ended December 31, 2025, Natixis Distribution refunded Gateway Fund $29,231 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
c. Administrative Fees. Natixis Advisors, LLC ("Natixis Advisors") provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
| 34

Notes to Financial Statements (continued)
December 31, 2025
For the year ended December 31, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Gateway Fund	$2,927,204
Gateway Equity Call Premium Fund	114,541
Global Megatrends Fund	385,588
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended December 31, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Gateway Fund	$4,435,817
Gateway Equity Call Premium Fund	166,909
Global Megatrends Fund	755,779
As of December 31, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Fund	$56,026
Gateway Equity Call Premium Fund	2,528
Global Megatrends Fund	9,631
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended December 31, 2025 were as follows:
Fund	Commissions
Gateway Fund	$18,317
Gateway Equity Call Premium Fund	2,065
Global Megatrends Fund	9,150
f.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and
35 |

Notes to Financial Statements (continued)
December 31, 2025
Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Gateway Equity Call Premium Fund and Global Megatrends Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2026, and is not subject to recovery under the expense limitation agreement described above.
For the year ended December 31, 2025, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Gateway Equity Call Premium Fund	$991
Global Megatrends Fund	4,774
7.Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended December 31, 2025, the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	$496,696	$33,144	$8,137	$4,211,973
Gateway Equity Call Premium Fund	2,247	611	991	176,745
Global Megatrends Fund	39,665	9,344	4,774	729,829
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9. Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended December 31, 2025, none of the Funds had borrowings under this agreement.
10.Risk. The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant
| 36

Notes to Financial Statements (continued)
December 31, 2025
ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of December 31, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Gateway Fund	1	5.45%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
Gateway Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,306,070	$62,755,078	1,576,696	$69,548,416
Issued in connection with the reinvestment of distributions	34,159	1,628,725	58,419	2,564,238
Redeemed	(2,841,837)	(135,605,535)	(6,035,730)	(257,747,798)
Net change	(1,501,608)	$(71,221,732)	(4,400,615)	$(185,635,144)
Class C
Issued from the sale of shares	87,641	$4,110,241	84,400	$3,632,622
Issued in connection with the reinvestment of distributions	56	2,516	256	10,729
Redeemed	(381,210)	(17,946,398)	(524,576)	(22,608,523)
Net change	(293,513)	$(13,833,641)	(439,920)	$(18,965,172)
Class N
Issued from the sale of shares	3,212,011	$151,954,274	3,763,104	$162,450,789
Issued in connection with the reinvestment of distributions	33,019	1,585,133	35,943	1,589,641
Redeemed	(2,766,309)	(127,438,525)	(8,173,779)	(353,071,886)
Net change	478,721	$26,100,882	(4,374,732)	$(189,031,456)
Class Y
Issued from the sale of shares	15,313,307	$730,541,888	17,211,063	$750,512,214
Issued in connection with the reinvestment of distributions	498,139	23,939,413	674,270	29,766,158
Redeemed	(21,540,549)	(1,021,718,592)	(21,428,839)	(930,654,495)
Net change	(5,729,103)	$(267,237,291)	(3,543,506)	$(150,376,123)
Decrease from capital share transactions	(7,045,503)	$(326,191,782)	(12,758,773)	$(544,007,895)
37 |

Notes to Financial Statements (continued)
December 31, 2025
12.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	44,927	$916,680	103,516	$1,916,169
Issued in connection with the reinvestment of distributions	493	10,215	617	11,678
Redeemed	(46,859)	(958,438)	(70,400)	(1,300,429)
Net change	(1,439)	$(31,543)	33,733	$627,418
Class C
Issued from the sale of shares	4,783	$95,695	193	$3,831
Issued in connection with the reinvestment of distributions	—	—	7	120
Redeemed	(21,094)	(419,347)	(13,640)	(262,536)
Net change	(16,311)	$(323,652)	(13,440)	$(258,585)
Class N
Issued from the sale of shares	852	$17,856	1,017	$19,102
Issued in connection with the reinvestment of distributions	94	1,934	125	2,378
Redeemed	(7,205)	(156,460)	(584)	(10,874)
Net change	(6,259)	$(136,670)	558	$10,606
Class Y
Issued from the sale of shares	2,443,063	$49,998,585	4,159,405	$75,665,790
Issued in connection with the reinvestment of distributions	35,143	731,763	42,938	813,128
Redeemed	(1,446,899)	(29,749,278)	(7,643,577)	(147,088,918)
Net change	1,031,307	$20,981,070	(3,441,234)	$(70,610,000)
Increase (decrease) from capital share transactions	1,007,298	$20,489,205	(3,420,383)	$(70,230,561)
| 38

Notes to Financial Statements (continued)
December 31, 2025
12.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Global Megatrends Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	353,320	$7,385,144	346,835	$7,057,946
Issued in connection with the reinvestment of distributions	39,606	808,606	17,273	348,216
Redeemed	(508,867)	(10,593,393)	(284,988)	(5,651,673)
Net change	(115,941)	$(2,399,643)	79,120	$1,754,489
Class C
Issued from the sale of shares	38,987	$754,784	56,047	$1,087,371
Issued in connection with the reinvestment of distributions	8,343	157,085	4,067	77,110
Redeemed	(210,903)	(4,145,990)	(197,333)	(3,746,752)
Net change	(163,573)	$(3,234,121)	(137,219)	$(2,582,271)
Class N
Issued from the sale of shares	1,278,153	$26,986,389	3,114,854	$62,058,291
Issued in connection with the reinvestment of distributions	388,048	7,849,880	279,043	5,681,367
Redeemed	(7,177,662)	(154,534,157)	(2,384,922)	(48,282,222)
Redeemed in-kind (Note 13)	(2,396,496)	(49,655,406)	—	—
Net change	(7,907,957)	$(169,353,294)	1,008,975	$19,457,436
Class Y
Issued from the sale of shares	7,952,251	$170,390,926	5,492,547	$110,806,574
Issued in connection with the reinvestment of distributions	1,127,378	23,410,084	489,377	9,961,894
Redeemed	(11,066,906)	(235,256,522)	(15,524,506)	(317,384,947)
Net change	(1,987,277)	$(41,455,512)	(9,542,582)	$(196,616,479)
Decrease from capital share transactions	(10,174,748)	$(216,442,570)	(8,591,706)	$(177,986,825)
13.Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. Global Megatrends Fund realized a gain of $9,689,677 on redemptions-in-kind during the year ended December 31, 2025. This amount is included in realized gain (loss) on the Statements of Operations.
39 |

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Gateway Trust and Natixis Funds Trust I and Shareholders of Gateway Fund, Gateway Equity Call Premium Fund, and Mirova Global Megatrends Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Gateway Fund, Gateway Equity Call Premium Fund (constituting Gateway Trust) and Mirova Global Megatrends Fund (one of the funds constituting Natixis Funds Trust I) (hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when a reply was not received from a broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more investment companies in Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
| 40

2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2025, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
Gateway Fund	100.00%
Gateway Equity Call Premium Fund	100.00%
Global Megatrends Fund	100.00%
Qualified Dividend Income. For the fiscal year ended December 31, 2025, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:
Fund	Qualifying Percentage
Gateway Fund	100.00%
Gateway Equity Call Premium Fund	100.00%
Global Megatrends Fund	100.00%
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Fund paid distributions, which have been designated as capital gains distributions for the year ended December 31, 2025.
Fund	Amount
Global Megatrends Fund	$36,398,816
41 |

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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 2/28/2027
LSAF58A-1225
This page is not part of the financial statements and other important information

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the current reporting period due to the timing of the Board’s approval of these agreements.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.  Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.

(a)	(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a)	(3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)		Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 23, 2026

By:	/s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	February 23, 2026